T. ROWE PRICE SHORT-TERM BOND FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 49.9%
FINANCIAL INSTITUTIONS 17.8%
Banking 13.0%
ABN AMRO Bank, FRN, 3M USD LIBOR + 0.57%, 2.702%,
8/27/21(1)	13,715	13,766
American Express, 3.00%, 2/22/21	9,080	9,203
American Express Credit, 2.20%, 3/3/20	12,825	12,832
ANZ New Zealand International, 2.20%, 7/17/20 (1)	6,590	6,602
Banco de Credito del Peru, 2.25%, 10/25/19 (1)	2,450	2,455
Banco Santander, 2.50%, 12/15/20 (1)	13,710	13,779
Banco Santander, FRN, 3M USD LIBOR + 1.12%, 3.46%,
4/12/23	6,400	6,384
Bank of America, 2.503%, 10/21/22	5,545	5,584
Bank of America, 2.625%, 4/19/21	7,010	7,072
Bank of America, FRN, 3M USD LIBOR + 0.38%, 2.639%,
1/23/22	6,470	6,468
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.999%,
6/25/22	6,690	6,715
Bank of America, FRN, 3M USD LIBOR + 1.16%, 3.438%,
1/20/23	12,500	12,645
Bank of Montreal, FRN, 3M USD LIBOR + 0.46%, 2.763%,
4/13/21	8,510	8,541
Banque Federative du Credit Mutuel, 2.20%, 7/20/20 (1)	12,936	12,956
Barclays, 2.75%, 11/8/19	12,435	12,441
Barclays, FRN, 3M USD LIBOR + 1.625%, 3.963%, 1/10/23	7,520	7,511
Barclays Bank, 2.65%, 1/11/21	7,025	7,054
BB&T, 2.15%, 2/1/21	9,285	9,292
BPCE, FRN, 3M USD LIBOR + 1.22%, 3.37%, 5/22/22 (1)	4,865	4,920
Capital One, 2.35%, 1/31/20	14,055	14,058
Capital One Financial, 2.40%, 10/30/20	4,815	4,829
Capital One Financial, 2.50%, 5/12/20	3,115	3,118
Capital One Financial, 3.90%, 1/29/24	4,115	4,370

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Citibank, 2.125%, 10/20/20	705	706
Citibank, VR, 2.844%, 5/20/22 (2)	10,385	10,499
Citigroup, 2.70%, 3/30/21	4,019	4,058
Citigroup, 2.90%, 12/8/21	13,095	13,317
Citigroup, FRN, 3M USD LIBOR + 0.79%, 3.128%, 1/10/20	13,000	13,028
Citizens Bank, 2.25%, 3/2/20	5,140	5,140
Citizens Bank, 2.25%, 10/30/20	2,430	2,430
Citizens Bank, 2.45%, 12/4/19	3,195	3,193
Citizens Bank, 2.55%, 5/13/21	5,020	5,056
Citizens Bank, 3.25%, 2/14/22	5,060	5,192
Cooperatieve Rabobank, 3.95%, 11/9/22	11,540	12,066
Credit Agricole, FRN, 3M USD LIBOR + 1.02%, 3.303%,
4/24/23 (1)	5,525	5,532
Credit Suisse, 5.40%, 1/14/20	5,249	5,307
Credit Suisse Group Funding Guernsey, 2.75%, 3/26/20	5,055	5,068
Danske Bank, 2.20%, 3/2/20 (1)	13,340	13,328
Deutsche Bank, 3.15%, 1/22/21	9,179	9,148
Deutsche Bank, 3.375%, 5/12/21	905	907
Deutsche Bank, FRN, 3M USD LIBOR + 1.29%, 3.577%, 2/4/21	7,055	7,010
Discover Bank, 3.10%, 6/4/20	6,909	6,942
Discover Bank, 3.20%, 8/9/21	1,975	2,011
Discover Bank, 7.00%, 4/15/20	17,285	17,779
First Niagara Financial Group, 7.25%, 12/15/21	4,150	4,596
Goldman Sachs Group, 2.30%, 12/13/19	10,423	10,429
Goldman Sachs Group, 5.375%, 3/15/20	3,074	3,126
Goldman Sachs Group, 5.75%, 1/24/22	6,341	6,845
Goldman Sachs Group, 6.00%, 6/15/20	940	968
Goldman Sachs Group, FRN, 3M USD LIBOR + 0.78%, 3.036%,
10/31/22	5,200	5,216
Goldman Sachs Group, FRN, 3M USD LIBOR + 1.11%, 3.377%,
4/26/22	9,220	9,292
HSBC Holdings, FRN, 3M USD LIBOR + 0.60%, 2.724%,
5/18/21	9,865	9,865
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
HSBC Holdings, FRN, 3M USD LIBOR + 0.65%, 3.086%,
9/11/21	3,000	3,000
HSBC USA, 2.35%, 3/5/20	7,720	7,732
HSBC USA, 2.75%, 8/7/20	5,000	5,033
ING Groep, FRN, 3M USD LIBOR + 1.15%, 3.48%, 3/29/22	6,030	6,091
JPMorgan Chase, 4.25%, 10/15/20	2,872	2,943
JPMorgan Chase, FRN, 3M USD LIBOR + 0.55%, 3.003%,
3/9/21	12,365	12,378
JPMorgan Chase Bank, VR, 2.604%, 2/1/21 (2)	2,280	2,283
Lloyds Bank, 2.70%, 8/17/20	5,975	6,015
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%,
2.917%, 7/26/21	3,496	3,504
Mitsubishi UFJ Financial Group, 3.218%, 3/7/22	8,685	8,908
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.92%,
3.07%, 2/22/22	7,060	7,104
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.86%,
3.127%, 7/26/23	5,645	5,652
Morgan Stanley, 2.75%, 5/19/22	8,005	8,138
Morgan Stanley, 5.50%, 1/26/20	860	871
Morgan Stanley, 5.50%, 7/24/20	4,260	4,385
Morgan Stanley, FRN, 3M USD LIBOR + 0.55%, 2.731%,
2/10/21	9,510	9,519
PNC Bank, 2.45%, 11/5/20	6,965	6,992
Regions Bank, FRN, 3M USD LIBOR + 0.50%, 2.676%, 8/13/21	4,050	4,047
Regions Bank, FRN, 3M USD LIBOR + 0.38%, 2.699%, 4/1/21	10,315	10,295
Royal Bank of Scotland Group, 6.40%, 10/21/19	2,216	2,227
Santander U.K., 2.125%, 11/3/20	4,985	4,970
Santander U.K. Group Holdings, 2.875%, 10/16/20	5,820	5,847
Standard Chartered, 2.40%, 9/8/19 (1)	5,130	5,130
Standard Chartered, FRN, 3M USD LIBOR + 1.15%, 3.428%,
1/20/23(1)	7,600	7,621
Sumitomo Mitsui Banking, 2.514%, 1/17/20	10,345	10,360
Sumitomo Mitsui Trust Bank, 1.95%, 9/19/19 (1)	4,765	4,764
SunTrust Bank, 2.80%, 5/17/22	8,110	8,259
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
SunTrust Bank, VR, 2.59%, 1/29/21 (2)	11,460	11,473
Svenska Handelsbanken, 3.35%, 5/24/21	9,315	9,517
Swedbank, 2.20%, 3/4/20 (1)	15,000	14,970
Swedbank, 2.65%, 3/10/21 (1)	9,758	9,810
Synchrony Bank, 3.00%, 6/15/22	3,013	3,064
Synchrony Financial, 2.70%, 2/3/20	27,071	27,095
Synchrony Financial, 2.85%, 7/25/22	12,775	12,919
Toronto-Dominion Bank, FRN, 3M USD LIBOR + 0.24%,
2.516%, 1/25/21	12,240	12,256
UBS Group Funding Switzerland, 3.00%, 4/15/21 (1)	14,810	15,002
UBS Group Funding Switzerland, FRN, 3M USD LIBOR +
1.22%, 3.368%, 5/23/23 (1)	7,020	7,090
US Bank, FRN, 3M USD LIBOR + 0.32%, 2.587%, 4/26/21	12,770	12,792
Wells Fargo, 2.55%, 12/7/20	715	719
Wells Fargo Bank, VR, 3.325%, 7/23/21 (2)	16,650	16,836
		708,260
Brokerage Asset Managers Exchanges 0.1%
Charles Schwab, FRN, 3M USD LIBOR + 0.32%, 2.472%,
5/21/21	8,405	8,407
		8,407
Finance Companies 2.0%
AerCap Ireland Capital, 3.95%, 2/1/22	10,295	10,668
AerCap Ireland Capital, 4.45%, 12/16/21	6,715	6,984
AerCap Ireland Capital, 4.625%, 10/30/20	1,630	1,669
Air Lease, 2.125%, 1/15/20	11,220	11,208
Air Lease, 2.50%, 3/1/21	2,110	2,119
Air Lease, 3.50%, 1/15/22	4,755	4,891
Avolon Holdings Funding, 3.625%, 5/1/22 (1)	11,115	11,285
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	2,230	2,299
GATX, 2.60%, 3/30/20	12,032	12,045
GE Capital International Funding, 2.342%, 11/15/20	32,270	32,093
Park Aerospace Holdings, 4.50%, 3/15/23 (1)	3,075	3,186

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	6,200	6,549
SMBC Aviation Capital Finance, 2.65%, 7/15/21 (1)	540	542
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	2,800	2,922
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	1,631	1,727
		110,187
Insurance 2.0%
AIA Group, FRN, 3M USD LIBOR + 0.52%, 2.907%, 9/20/21 (1)	10,770	10,769
AIG Global Funding, 3.35%, 6/25/21 (1)	5,320	5,435
American International Group, 4.875%, 6/1/22	5,637	6,031
American International Group, 6.40%, 12/15/20	5,200	5,474
Anthem, 2.50%, 11/21/20	4,545	4,563
Aon, 2.80%, 3/15/21	13,495	13,616
Aon, 5.00%, 9/30/20	1,075	1,107
Humana, 2.625%, 10/1/19	5,090	5,091
Humana, 2.90%, 12/15/22	1,360	1,386
Humana, 3.15%, 12/1/22	2,548	2,612
Humana, 3.85%, 10/1/24	495	523
Lincoln National, 4.00%, 9/1/23	2,025	2,160
Marsh & McLennan, 3.50%, 12/29/20	6,340	6,454
Marsh & McLennan, 3.875%, 3/15/24	5,950	6,378
New York Life Global Funding, FRN, 3M USD LIBOR + 0.32%,
2.559%, 8/6/21 (1)	10,540	10,586
Principal Life Global Funding II, 2.20%, 4/8/20 (1)	11,630	11,631
Reinsurance Group of America, 5.00%, 6/1/21	910	953
Reinsurance Group of America, 6.45%, 11/15/19	8,675	8,744
Trinity Acquisition, 3.50%, 9/15/21	5,535	5,629
		109,142
Real Estate Investment Trusts 0.7%
American Campus Communities Operating Partnership, 3.35%,
10/1/20	9,835	9,937
Brixmor Operating Partnership, 3.875%, 8/15/22	1,410	1,471
Highwoods Realty, 3.625%, 1/15/23	4,165	4,327
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ventas Realty, 3.10%, 1/15/23	1,455	1,497
WEA Finance, 2.70%, 9/17/19 (1)	16,788	16,788
WEA Finance, 3.25%, 10/5/20 (1)	2,515	2,539
		36,559
Total Financial Institutions		972,555
INDUSTRIAL 29.6%
Basic Industry 2.0%
Anglo American Capital, 3.75%, 4/10/22 (1)	3,003	3,135
Anglo American Capital, 4.125%, 9/27/22 (1)	3,646	3,828
ArcelorMittal, 5.50%, 3/1/21	11,011	11,465
ArcelorMittal, 6.25%, 2/25/22	2,330	2,522
Braskem Finance, 5.75%, 4/15/21	12,015	12,452
DuPont de Nemours, 3.766%, 11/15/20	9,240	9,424
Eastman Chemical, 2.70%, 1/15/20	569	569
International Flavors & Fragrances, 3.40%, 9/25/20	3,525	3,570
INVISTA Finance, 4.25%, 10/15/19 (1)	16,065	16,082
LyondellBasell Industries, 6.00%, 11/15/21	5,369	5,747
Packaging Corp of America, 2.45%, 12/15/20	4,385	4,395
Solvay Finance America, 3.40%, 12/3/20 (1)	16,735	17,012
Southern Copper, 5.375%, 4/16/20	5,768	5,864
Vale Overseas, 4.375%, 1/11/22	12,625	13,114
		109,179
Capital Goods 2.4%
Boral Finance, 3.00%, 11/1/22 (1)	1,070	1,078
Caterpillar Financial Services, 2.95%, 2/26/22	8,635	8,848
Caterpillar Financial Services, FRN, 3M USD LIBOR + 0.28%,
2.752%, 9/7/21	5,130	5,131
CNH Industrial Capital, 3.875%, 10/15/21	10,774	11,025
CNH Industrial Capital, 4.375%, 11/6/20	16,171	16,494
General Dynamics, FRN, 3M USD LIBOR + 0.38%, 2.561%,
5/11/21	4,640	4,653
General Electric, 2.70%, 10/9/22	2,855	2,834
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
General Electric, 5.30%, 2/11/21	925	951
Martin Marietta Materials, FRN, 3M USD LIBOR + 0.65%, 2.80%,
5/22/20	2,645	2,649
Martin Marietta Materials, FRN, 3M USD LIBOR + 0.50%,
2.887%, 12/20/19	4,725	4,727
Northrop Grumman, 2.08%, 10/15/20	12,975	12,977
Northrop Grumman, 2.55%, 10/15/22	5,765	5,855
Republic Services, 2.50%, 8/15/24	6,285	6,398
Roper Technologies, 2.35%, 9/15/24	2,640	2,651
Roper Technologies, 3.00%, 12/15/20	4,195	4,238
Roper Technologies, 3.125%, 11/15/22	11,005	11,308
Roper Technologies, 3.65%, 9/15/23	2,210	2,329
United Technologies, FRN, 3M USD LIBOR + 0.65%, 2.818%,
8/16/21	6,425	6,428
Vulcan Materials, FRN, 3M USD LIBOR + 0.60%, 3.01%,
6/15/20	6,350	6,349
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 3.17%, 3/1/21	12,040	12,051
		128,974
Communications 2.4%
America Movil, 5.00%, 3/30/20	3,721	3,780
Charter Communications Operating, 3.579%, 7/23/20	11,275	11,380
Charter Communications Operating, 4.464%, 7/23/22	18,850	19,920
Comcast, 3.70%, 4/15/24	7,705	8,245
Crown Castle International, 2.25%, 9/1/21	11,630	11,631
Crown Castle International, 3.40%, 2/15/21	8,425	8,552
Crown Castle Towers, 3.72%, 7/15/23 (1)	1,785	1,860
Discovery Communications, 2.20%, 9/20/19	4,480	4,479
Fox, 3.666%, 1/25/22 (1)	2,125	2,203
Fox, 4.03%, 1/25/24 (1)	2,485	2,662
Interpublic Group, 3.50%, 10/1/20	2,505	2,537
NBCUniversal Media, 5.15%, 4/30/20	12,400	12,647
Omnicom Group, 4.45%, 8/15/20	5,229	5,338
RELX Capital, 3.50%, 3/16/23	4,470	4,659
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
SBA Tower Trust, 3.168%, 4/11/22 (1)	6,880	7,001
SBA Tower Trust, 3.448%, 3/15/23 (1)	6,515	6,701
Telefonica Emisiones, 5.134%, 4/27/20	6,840	6,969
Vodafone Group, 3.75%, 1/16/24	5,530	5,851
Weibo, 3.50%, 7/5/24	2,830	2,887
		129,302
Consumer Cyclical 5.3%
Alibaba Group Holding, 2.50%, 11/28/19	19,100	19,107
Alibaba Group Holding, 3.60%, 11/28/24	3,625	3,840
BMW US Capital, FRN, 3M USD LIBOR + 0.50%, 2.676%,
8/13/21 (1)	7,305	7,307
BMW US Capital, FRN, 3M USD LIBOR + 0.41%, 2.75%,
4/12/21 (1)	9,105	9,106
Daimler Finance North America, 1.75%, 10/30/19 (1)	16,030	16,016
Daimler Finance North America, 2.25%, 3/2/20 (1)	7,500	7,497
Daimler Finance North America, 2.30%, 2/12/21 (1)	2,870	2,869
Daimler Finance North America, 2.70%, 8/3/20 (1)	5,000	5,018
Daimler Finance North America, 3.75%, 11/5/21 (1)	8,125	8,353
Dollar Tree, FRN, 3M USD LIBOR + 0.70%, 3.003%, 4/17/20	10,330	10,343
DR Horton, 2.55%, 12/1/20	3,925	3,927
eBay, 2.15%, 6/5/20	6,525	6,522
Expedia Group, 5.95%, 8/15/20	2,800	2,894
Ford Motor Credit, 2.459%, 3/27/20	4,325	4,321
Ford Motor Credit, 2.597%, 11/4/19	1,700	1,700
Ford Motor Credit, 2.681%, 1/9/20	14,185	14,194
Ford Motor Credit, 3.35%, 11/1/22	8,210	8,241
Ford Motor Credit, 3.47%, 4/5/21	3,230	3,254
Ford Motor Credit, FRN, 3M USD LIBOR + 0.93%, 3.273%,
9/24/20	15,610	15,623
General Motors Financial, 3.20%, 7/13/20	13,567	13,645
General Motors Financial, FRN, 3M USD LIBOR + 0.85%,
3.161%, 4/9/21	6,085	6,089
Harley-Davidson Financial Services, 2.55%, 6/9/22 (1)	2,715	2,717
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Harley-Davidson Financial Services, 4.05%, 2/4/22 (1)	9,385	9,723
Harley-Davidson Financial Services, FRN, 3M USD LIBOR +
0.50%, 2.652%, 5/21/20 (1)	6,720	6,723
Harley-Davidson Financial Services, FRN, 3M USD LIBOR +
0.94%, 3.46%, 3/2/21 (1)	8,295	8,298
Hyundai Capital America, 1.75%, 9/27/19 (1)	1,325	1,324
Hyundai Capital America, 2.45%, 6/15/21 (1)	5,395	5,390
Hyundai Capital America, 3.00%, 6/20/22 (1)	7,780	7,867
JD.com, 3.125%, 4/29/21	17,700	17,803
McDonald's, 3.35%, 4/1/23	5,285	5,530
Nissan Motor Acceptance, 1.55%, 9/13/19 (1)	6,680	6,678
Nissan Motor Acceptance, 2.15%, 7/13/20 (1)	2,490	2,486
Nissan Motor Acceptance, 2.15%, 9/28/20 (1)	13,270	13,243
Nissan Motor Acceptance, 3.65%, 9/21/21 (1)	2,395	2,453
O'Reilly Automotive, 3.80%, 9/1/22	3,280	3,424
PACCAR Financial, 3.10%, 5/10/21	10,660	10,858
Royal Caribbean Cruises, 2.65%, 11/28/20	1,980	1,985
Starbucks, 2.70%, 6/15/22	3,505	3,571
Volkswagen Group of America Finance, 3.875%, 11/13/20 (1)	8,190	8,335
		288,274
Consumer Non-Cyclical 8.8%
Abbott Laboratories, 2.90%, 11/30/21	9,385	9,567
AbbVie, 2.30%, 5/14/21	8,275	8,299
AbbVie, 2.90%, 11/6/22	12,900	13,133
AbbVie, 3.20%, 11/6/22	1,385	1,423
Allergan Finance, 3.25%, 10/1/22	1,335	1,365
Allergan Funding, 3.45%, 3/15/22	4,399	4,518
Altria Group, 3.49%, 2/14/22	4,210	4,350
Altria Group, 3.80%, 2/14/24	10,770	11,398
AmerisourceBergen, 3.50%, 11/15/21	5,125	5,244
BAT Capital, 2.297%, 8/14/20	21,930	21,935
BAT Capital, 2.764%, 8/15/22	9,225	9,340
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Baxalta, 3.60%, 6/23/22	2,150	2,208
Bayer U.S. Finance II, 3.50%, 6/25/21 (1)	5,520	5,626
Bayer U.S. Finance II, FRN, 3M USD LIBOR + 0.63%, 2.979%,
6/25/21 (1)	10,390	10,393
Becton Dickinson & Company, 2.404%, 6/5/20	9,600	9,609
Becton Dickinson & Company, 2.675%, 12/15/19	15,392	15,407
Becton Dickinson & Company, 2.894%, 6/6/22	5,655	5,750
Becton Dickinson & Company, FRN, 3M USD LIBOR + 0.875%,
3.194%, 12/29/20	3,315	3,315
Biogen, 2.90%, 9/15/20	5,535	5,569
Bristol-Myers Squibb, 2.60%, 5/16/22 (1)	3,380	3,442
Bristol-Myers Squibb, 2.90%, 7/26/24 (1)	7,060	7,320
Bunge Ltd. Finance, 3.00%, 9/25/22	3,485	3,537
Bunge Ltd. Finance, 3.50%, 11/24/20	20,680	20,951
Bunge Ltd. Finance, 4.35%, 3/15/24	940	993
Campbell Soup, FRN, 3M USD LIBOR + 0.50%, 2.91%, 3/16/20	7,800	7,799
Cardinal Health, 2.616%, 6/15/22	1,650	1,660
Cardinal Health, 3.079%, 6/15/24	5,115	5,180
Cardinal Health, 3.50%, 11/15/24	2,825	2,916
Celgene, 2.75%, 2/15/23	5,120	5,231
Celgene, 2.875%, 8/15/20	16,621	16,725
Celgene, 2.875%, 2/19/21	9,440	9,536
Celgene, 3.25%, 2/20/23	1,570	1,628
Celgene, 3.55%, 8/15/22	4,988	5,183
Celgene, 3.625%, 5/15/24	1,375	1,464
Cigna, 3.40%, 9/17/21	3,090	3,163
Cigna, 3.75%, 7/15/23	5,520	5,800
Cigna, FRN, 3M USD LIBOR + 0.65%, 3.06%, 9/17/21	5,600	5,603
Conagra Brands, FRN, 3M USD LIBOR + 0.75%, 3.028%,
10/22/20	3,870	3,872
CVS Health, 2.625%, 8/15/24	2,460	2,474
CVS Health, 3.35%, 3/9/21	5,494	5,595

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
CVS Health, 3.70%, 3/9/23	13,851	14,484
CVS Health, FRN, 3M USD LIBOR + 0.63%, 3.083%, 3/9/20	481	482
CVS Health, FRN, 3M USD LIBOR + 0.72%, 3.173%, 3/9/21	5,330	5,346
Danone, 1.691%, 10/30/19 (1)	27,116	27,091
Elanco Animal Health, 3.912%, 8/27/21	9,560	9,744
Elanco Animal Health, 4.272%, 8/28/23	5,205	5,448
EMD Finance, 2.95%, 3/19/22 (1)	3,170	3,217
Express Scripts Holding, 3.90%, 2/15/22	4,130	4,293
Express Scripts Holding, FRN, 3M USD LIBOR + 0.75%,
2.874%, 11/30/20	10,405	10,414
General Mills, FRN, 3M USD LIBOR + 0.54%, 2.862%, 4/16/21	7,865	7,873
Imperial Brands Finance, 2.95%, 7/21/20 (1)	16,517	16,604
Keurig Dr Pepper, 3.551%, 5/25/21	7,905	8,080
Kroger, 1.50%, 9/30/19	4,614	4,611
McKesson, 3.65%, 11/30/20	11,510	11,700
Medco Health Solutions, 4.125%, 9/15/20	6,607	6,726
Molson Coors Brewing, 2.25%, 3/15/20	5,090	5,083
Pernod Ricard, 4.45%, 1/15/22 (1)	8,946	9,411
Perrigo Finance, 3.50%, 3/15/21	1,163	1,166
Perrigo Finance, 3.50%, 12/15/21	1,503	1,512
Reynolds American, 3.25%, 6/12/20	2,201	2,218
Shire Acquisitions Investments Ireland, 1.90%, 9/23/19	38,130	38,122
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	915	936
Takeda Pharmaceutical, 4.00%, 11/26/21 (1)	12,285	12,723
Teva Pharmaceutical Finance Netherlands III, 2.20%, 7/21/21	640	598
Tyson Foods, 2.25%, 8/23/21	4,705	4,714
		481,117
Energy 3.2%
Andeavor Logistics, 5.50%, 10/15/19	2,345	2,348
Cenovus Energy, 3.00%, 8/15/22	9,143	9,212
Cenovus Energy, 5.70%, 10/15/19	10,593	10,633
Columbia Pipeline Group, 3.30%, 6/1/20	9,286	9,333
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Energy Transfer Operating, 4.25%, 3/15/23	5,150	5,402
Eni, Series X-R, 4.00%, 9/12/23 (1)	3,320	3,506
Enterprise Products Operating, 2.55%, 10/15/19	5,340	5,339
Enterprise Products Operating, 2.80%, 2/15/21	7,590	7,660
Enterprise Products Operating, 3.50%, 2/1/22	9,820	10,146
EQT, FRN, 3M USD LIBOR + 0.77%, 3.089%, 10/1/20	14,680	14,630
Kinder Morgan, 3.05%, 12/1/19	3,054	3,057
Marathon Oil, 2.70%, 6/1/20	10,005	10,027
Occidental Petroleum, 2.60%, 8/13/21	7,150	7,197
Occidental Petroleum, 2.70%, 8/15/22	6,775	6,834
Phillips 66, FRN, 3M USD LIBOR + 0.60%, 2.732%, 2/26/21	5,230	5,230
Plains All American Pipeline, 2.60%, 12/15/19	4,910	4,909
Plains All American Pipeline, 5.00%, 2/1/21	3,554	3,659
Plains All American Pipeline, 5.75%, 1/15/20	7,164	7,242
Sabine Pass Liquefaction, 5.625%, 2/1/21	20,505	21,210
Schlumberger Holdings, 3.75%, 5/1/24 (1)	5,095	5,374
Williams, 3.35%, 8/15/22	1,605	1,644
Williams, 5.25%, 3/15/20	21,613	21,938
		176,530
Technology 3.8%
Avnet, 3.75%, 12/1/21	4,624	4,745
Baidu, 2.875%, 7/6/22	6,676	6,736
Baidu, 3.50%, 11/28/22	5,706	5,868
Baidu, 3.875%, 9/29/23	2,915	3,062
Broadcom, 2.375%, 1/15/20	13,905	13,892
Broadcom, 3.00%, 1/15/22	13,070	13,171
DXC Technology, FRN, 3M USD LIBOR + 0.95%, 3.47%, 3/1/21	11,138	11,145
Equifax, 2.30%, 6/1/21	7,825	7,815
Equifax, 3.60%, 8/15/21	4,780	4,891
Equifax, FRN, 3M USD LIBOR + 0.87%, 3.028%, 8/15/21	5,125	5,098
Fidelity National Information Services, 2.25%, 8/15/21	10,005	10,024
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Fidelity National Information Services, 3.625%, 10/15/20	1,983	2,012
Fiserv, 2.75%, 7/1/24	13,355	13,651
Global Payments, 2.65%, 2/15/25	5,665	5,689
Hewlett Packard Enterprise, 2.10%, 10/4/19 (1)	4,695	4,693
International Business Machines, 2.50%, 1/27/22	3,715	3,764
International Business Machines, 2.85%, 5/13/22	6,190	6,333
International Business Machines, 2.875%, 11/9/22	1,020	1,047
Jabil, 5.625%, 12/15/20	4,068	4,219
Keysight Technologies, 3.30%, 10/30/19	29,350	29,367
Microchip Technology, 3.922%, 6/1/21	10,425	10,641
NXP, 4.125%, 6/1/21 (1)	4,980	5,098
NXP, 4.625%, 6/1/23 (1)	5,315	5,660
Panasonic, 2.536%, 7/19/22 (1)	5,560	5,610
Tencent Holdings, 2.875%, 2/11/20 (1)	12,145	12,181
Xerox, 5.625%, 12/15/19	8,905	8,961
		205,373
Transportation 1.7%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	5,964	5,981
Delta Air Lines, 2.60%, 12/4/20	2,200	2,198
Delta Air Lines, 2.875%, 3/13/20	16,945	16,983
ERAC USA Finance, 2.35%, 10/15/19 (1)	1,670	1,670
ERAC USA Finance, 5.25%, 10/1/20 (1)	1,000	1,033
HPHT Finance, 2.875%, 3/17/20 (1)	5,000	5,013
Kansas City Southern, 2.35%, 5/15/20	19,244	19,238
Penske Truck Leasing, 3.05%, 1/9/20 (1)	7,993	8,003
Penske Truck Leasing, 3.20%, 7/15/20 (1)	11,323	11,380
Penske Truck Leasing, 3.30%, 4/1/21 (1)	1,580	1,604
Penske Truck Leasing, 3.65%, 7/29/21 (1)	3,145	3,224
Southwest Airlines, 2.75%, 11/6/19	8,015	8,016

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Union Pacific, 3.20%, 6/8/21	10,145	10,349
		94,692
Total Industrial		1,613,441
UTILITIES 2.5%
Electric 2.0%
American Electric Power, 3.65%, 12/1/21	1,500	1,551
CenterPoint Energy, 3.60%, 11/1/21	3,885	3,994
Dominion Energy, 2.579%, 7/1/20	6,115	6,123
Duke Energy, 3.55%, 9/15/21	2,750	2,817
Edison International, 2.125%, 4/15/20	9,360	9,315
Edison International, 2.40%, 9/15/22	4,345	4,294
EDP Finance, 4.125%, 1/15/20 (1)	3,550	3,568
EDP Finance, 4.90%, 10/1/19 (1)	5,725	5,736
Enel Finance International, 2.875%, 5/25/22 (1)	9,430	9,527
Enel Finance International, 4.25%, 9/14/23 (1)	7,095	7,544
Exelon Generation, 2.95%, 1/15/20	11,653	11,669
Exelon Generation, 5.20%, 10/1/19	722	723
FirstEnergy, 2.85%, 7/15/22	6,995	7,122
Mississippi Power, FRN, 3M USD LIBOR + 0.65%, 2.961%,
3/27/20	3,855	3,855
NextEra Energy Capital Holdings, FRN, 3M USD LIBOR +
0.55%, 2.694%, 8/28/21	10,945	10,853
NRG Energy, 3.75%, 6/15/24 (1)	4,470	4,625
PNM Resources, 3.25%, 3/9/21	7,620	7,698
San Diego Gas & Electric, 1.914%, 2/1/22	2,034	1,988
Southern, 2.35%, 7/1/21	2,695	2,703
Vistra Operations, 3.55%, 7/15/24 (1)	6,610	6,693
		112,398
Natural Gas 0.5%
CenterPoint Energy Resources, 4.50%, 1/15/21	460	472
ENN Energy Holdings, 3.25%, 10/23/19	6,355	6,360
ENN Energy Holdings, 6.00%, 5/13/21 (1)	1,140	1,201
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sempra Energy, 1.625%, 10/7/19	5,477	5,472
Sempra Energy, 2.875%, 10/1/22	4,570	4,642
Sempra Energy, FRN, 3M USD LIBOR + 0.50%, 2.803%,
1/15/21	7,910	7,901
		26,048
Total Utilities		138,446
Total Corporate Bonds (Cost $2,697,160)		2,724,442

ASSET-BACKED SECURITIES 15.9%

Car Loan 5.5%

Ally Auto Receivables Trust
Series 2016-1, Class D
2.84%, 9/15/22	3,200	3,201
Ally Auto Receivables Trust
Series 2017-2, Class C
2.46%, 9/15/22	1,225	1,229
Ally Auto Receivables Trust
Series 2017-2, Class D
2.93%, 11/15/23	1,700	1,714
Ally Master Owner Trust
Series 2018-4, Class A
3.30%, 7/17/23	9,205	9,419

AmeriCredit Automobile Receivables Trust
Series 2015-2, Class D
3.00%, 6/8/21	4,490	4,494
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class D
3.34%, 8/8/21	5,765	5,787
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class D
2.71%, 9/8/22	10,015	10,098
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A3
1.53%, 7/8/21	715	715
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C
2.71%, 8/18/22	4,115	4,150

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

AmeriCredit Automobile Receivables Trust
Series 2017-1, Class D
3.13%, 1/18/23	15,265	15,473
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D
3.42%, 4/18/23	4,910	5,023
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class B
2.24%, 6/19/23	3,185	3,191
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23	3,385	3,423
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class D
3.18%, 7/18/23	11,521	11,689
ARI Fleet Lease Trust
Series 2017-A, Class A2
1.91%, 4/15/26 (1)	637	636
ARI Fleet Lease Trust
Series 2018-A, Class A2
2.55%, 10/15/26 (1)	4,189	4,195
Capital Auto Receivables Asset Trust
Series 2016-2, Class A4
1.63%, 1/20/21	619	619
Capital Auto Receivables Asset Trust
Series 2017-1, Class B
2.43%, 5/20/22 (1)	1,235	1,241
Capital Auto Receivables Asset Trust
Series 2017-1, Class C
2.70%, 9/20/22 (1)	1,865	1,885
Capital Auto Receivables Asset Trust
Series 2018-1, Class C
3.36%, 11/21/22 (1)	15,835	16,054
Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1)	15,125	15,380
Capital Auto Receivables Asset Trust
Series 2018-2, Class B
3.48%, 10/20/23 (1)	3,020	3,065
Capital Auto Receivables Asset Trust
Series 2018-2, Class C
3.69%, 12/20/23 (1)	3,810	3,873

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

CarMax Auto Owner Trust
Series 2015-4, Class D
3.00%, 5/16/22	1,985	1,986
CarMax Auto Owner Trust
Series 2017-4, Class C
2.70%, 10/16/23	1,685	1,700
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A3
1.64%, 7/15/21 (1)	206	206
GM Financial Automobile Leasing Trust
Series 2017-3, Class C
2.73%, 9/20/21	2,390	2,393
GM Financial Automobile Leasing Trust
Series 2018-1, Class C
3.11%, 12/20/21	3,075	3,096
GM Financial Automobile Leasing Trust
Series 2018-1, Class D
3.37%, 10/20/22	7,625	7,671
GM Financial Automobile Leasing Trust
Series 2018-2, Class C
3.50%, 4/20/22	3,970	4,022
GM Financial Automobile Leasing Trust
Series 2019-1, Class C
3.56%, 12/20/22	7,185	7,343
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (1)	1,895	1,906
GMF Floorplan Owner Revolving Trust
Series 2017-1, Class C
2.97%, 1/18/22 (1)	11,842	11,862
GMF Floorplan Owner Revolving Trust
Series 2018-1, Class D
3.50%, 3/15/22 (1)	2,125	2,130
GMF Floorplan Owner Revolving Trust
Series 2018-2, Class C
3.44%, 3/15/23 (1)	8,315	8,443
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class A
2.70%, 4/15/24 (1)	5,910	6,022
Hyundai Auto Receivables Trust
Series 2017-A, Class B
2.38%, 4/17/23	2,830	2,843

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Hyundai Auto Receivables Trust
Series 2019-A, Class B
2.94%, 5/15/25	5,280	5,412
Santander Drive Auto Receivables Trust
Series 2015-2, Class E
4.02%, 9/15/22 (1)	6,060	6,072
Santander Drive Auto Receivables Trust
Series 2015-3, Class D
3.49%, 5/17/21	6,731	6,741
Santander Drive Auto Receivables Trust
Series 2015-3, Class E
4.50%, 6/17/23 (1)	5,260	5,284
Santander Drive Auto Receivables Trust
Series 2015-4, Class D
3.53%, 8/16/21	4,044	4,058
Santander Drive Auto Receivables Trust
Series 2015-5, Class D
3.65%, 12/15/21	5,736	5,761
Santander Drive Auto Receivables Trust
Series 2016-1, Class D
4.02%, 4/15/22	5,085	5,139
Santander Drive Auto Receivables Trust
Series 2016-3, Class C
2.46%, 3/15/22	7,813	7,813
Santander Drive Auto Receivables Trust
Series 2017-1, Class C
2.58%, 5/16/22	974	975
Santander Drive Auto Receivables Trust
Series 2017-3, Class B
2.19%, 3/15/22	7,586	7,585
Santander Drive Auto Receivables Trust
Series 2018-1, Class C
2.96%, 3/15/24	1,975	1,991
Santander Drive Auto Receivables Trust
Series 2018-2, Class B
3.03%, 9/15/22	3,950	3,961
Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.35%, 7/17/23	2,490	2,519
Santander Drive Auto Receivables Trust
Series 2018-4, Class B
3.27%, 1/17/23	5,615	5,655

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Santander Drive Auto Receivables Trust
Series 2018-5, Class B
3.52%, 12/15/22	6,725	6,781
Santander Drive Auto Receivables Trust
Series 2019-1, Class B
3.21%, 9/15/23	3,090	3,139
Santander Drive Auto Receivables Trust
Series 2019-3, Class B
2.28%, 9/15/23	8,005	8,027
Santander Retail Auto Lease Trust
Series 2017-A, Class C
2.96%, 11/21/22 (1)	2,540	2,555
Santander Retail Auto Lease Trust
Series 2018-A, Class C
3.49%, 5/20/22 (1)	7,295	7,381
Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1)	6,050	6,161
Santander Retail Auto Lease Trust
Series 2019-B, Class C
2.77%, 8/21/23 (1)	4,715	4,763
USAA Auto Owner Trust
Series 2017-1, Class B
2.20%, 10/15/24	3,150	3,153
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class B
3.06%, 5/15/23	2,135	2,151
		301,254
Credit Card 1.0%

Capital One Multi-Asset Execution Trust
Series 2019-A2, Class A2
1.72%, 8/15/24	13,100	13,096
Synchrony Card Funding
Series 2019-A2, Class A
2.34%, 6/15/25	13,765	13,938
Synchrony Credit Card Master Note Trust
Series 2015-1, Class B
2.64%, 3/15/23	5,075	5,076
Synchrony Credit Card Master Note Trust
Series 2015-4, Class B
2.62%, 9/15/23	3,660	3,667

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Synchrony Credit Card Master Note Trust
Series 2016-2, Class C
2.95%, 5/15/24	8,842	8,836
Synchrony Credit Card Master Note Trust
Series 2018-1, Class C
3.36%, 3/15/24	12,481	12,595
		57,208
Other Asset-Backed Securities 7.1%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 3.116%, 7/25/27 (1)	9,675	9,641
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1)	6,540	6,719
Ascentium Equipment Receivables Trust
Series 2017-1A, Class A3
2.29%, 6/10/21 (1)	1,749	1,749
Avis Budget Rental Car Funding AESOP
Series 2014-2A, Class A
2.50%, 2/20/21 (1)	24,410	24,414
Avis Budget Rental Car Funding AESOP
Series 2015-1A, Class A
2.50%, 7/20/21 (1)	5,020	5,026
Avis Budget Rental Car Funding AESOP
Series 2015-2A, Class A
2.63%, 12/20/21 (1)	4,838	4,864
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1)	4,535	4,649
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1)	1,960	2,014
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1)	5,400	5,670
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.078%, 1/20/28 (1)	12,115	12,062
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 3.23%, 7/18/27 (1)	13,490	13,453

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1)	2,947	3,017
Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 3.256%, 7/28/28 (1)	13,980	13,916
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 3.136%, 10/25/27 (1)	7,495	7,467
CNH Equipment Trust
Series 2018-A, Class B
3.47%, 10/15/25	3,105	3,207
Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 3.328%, 10/20/28 (1)	13,540	13,498
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	885	885
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	1,893	1,915
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1)	7,620	7,648
Enterprise Fleet Financing
Series 2016-2, Class A2
1.74%, 2/22/22 (1)	57	57
Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (1)	749	748
Enterprise Fleet Financing
Series 2017-2, Class A2
1.97%, 1/20/23 (1)	612	611
Enterprise Fleet Financing
Series 2017-3, Class A2
2.13%, 5/22/23 (1)	5,873	5,869
Enterprise Fleet Financing
Series 2017-3, Class A3
2.36%, 5/20/23 (1)	3,445	3,462
Enterprise Fleet Financing
Series 2018-1, Class A2
2.87%, 10/20/23 (1)	6,420	6,451
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Enterprise Fleet Financing
Series 2018-2, Class A2
3.14%, 2/20/24 (1)	6,676	6,731
Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/22/24 (1)	4,485	4,548
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 3.428%, 10/20/28 (1)	7,835	7,821
GreatAmerica Leasing Receivables Funding
Series 2017-1, Class A3
2.06%, 6/22/20 (1)	127	127
GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (1)	2,945	2,953
Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 3.978%, 10/22/25 (1)	6,000	6,006
Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	7,650	7,809
Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (1)	1,330	1,324
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1)	2,084	2,095
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1)	715	718
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 3.122%, 1/16/28 (1)	12,130	12,057
Kubota Credit Owner Trust
Series 2016-1A, Class A3
1.50%, 7/15/20 (1)	264	264
Madison Park Funding XVIII
Series 2015-18A, Class A1R, CLO, FRN
3M USD LIBOR + 1.19%, 3.468%, 10/21/30 (1)	10,775	10,756
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.10%, 1/18/28 (1)	15,995	15,743

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (1)	380	379
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	1,549	1,547
MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1)	1,083	1,089
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1)	386	387
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1)	970	969
Neuberger Berman XIX
Series 2015-19A, Class A1R2, CLO, FRN
3M USD LIBOR + 0.80%, 3.103%, 7/15/27 (1)	13,010	12,993
Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 1/15/28 (1)	7,275	7,250
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 3.398%, 7/20/29 (1)	21,700	21,540
OCP
Series 2015-10A, Class A1R, CLO, FRN
3M USD LIBOR + 0.82%, 3.087%, 10/26/27 (1)	11,020	10,989
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 7/15/27 (1)	5,090	5,072
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.473%, 10/17/29 (1)	8,565	8,543
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1)	10,297	10,573
Sierra Timeshare Receivables Funding
Series 2015-1A, Class A
2.40%, 3/22/32 (1)	1,182	1,181
Sierra Timeshare Receivables Funding
Series 2015-2A, Class A
2.43%, 6/20/32 (1)	1,525	1,523

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	1,704	1,704
Sierra Timeshare Receivables Funding
Series 2016-1A, Class A
3.08%, 3/21/33 (1)	1,424	1,435
Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1)	919	918
Sierra Timeshare Receivables Funding
Series 2016-3A, Class A
2.43%, 10/20/33 (1)	2,922	2,923
Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1)	788	798
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1)	3,553	3,665
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1)	12,181	12,355
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 3.183%, 4/15/28 (1)	10,095	10,032
Verizon Owner Trust
Series 2016-2A, Class C
2.36%, 5/20/21 (1)	5,280	5,278
Verizon Owner Trust
Series 2017-1A, Class C
2.65%, 9/20/21 (1)	2,670	2,679
Verizon Owner Trust
Series 2017-3A, Class C
2.53%, 4/20/22 (1)	7,520	7,559
Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (1)	10,190	10,380
Volvo Financial Equipment
Series 2018-1A, Class B
2.91%, 1/17/23 (1)	3,360	3,401

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, FRN
1M USD LIBOR + 0.50%, 2.695%, 11/15/22 (1)	1,890	1,894
		387,020
Student Loan 2.3%

Navient Private Education Refi Loan Trust
Series 2018-A, Class A1
2.53%, 2/18/42 (1)	3,640	3,644
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A1
2.82%, 2/15/68 (1)	12,040	12,165
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A1
2.39%, 5/15/68 (1)	10,095	10,119
Navient Student Loan Trust
Series 2019-2A, Class A1, FRN
1M USD LIBOR + 0.27%, 2.415%, 2/27/68 (1)	6,488	6,489
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 2.523%, 3/22/32	6,183	5,964
SLM Private Education Loan Trust
Series 2013-A, Class B
2.50%, 3/15/47 (1)	1,550	1,550
SLM Student Loan Trust
Series 2007-7, Class A4, FRN
3M USD LIBOR + 0.33%, 2.606%, 1/25/22	8,529	8,305
SLM Student Loan Trust
Series 2008-1, Class A4, FRN
3M USD LIBOR + 0.65%, 2.926%, 1/25/22	14,096	13,873
SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 3.976%, 7/25/23	2,193	2,215
SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.776%, 4/25/23	1,599	1,613
SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 2.545%, 3/25/25	8,044	7,801
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 3.695%, 4/15/32 (1)	12,170	12,324

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

SMB Private Education Loan Trust
Series 2015-A, Class A2B, FRN
1M USD LIBOR + 1.00%, 3.195%, 6/15/27 (1)	2,621	2,630
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1)	7,839	7,857
SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M USD LIBOR + 1.10%, 3.295%, 9/15/34 (1)	11,900	11,999
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 2.915%, 1/15/37 (1)	16,135	16,055
		124,603
Total Asset-Backed Securities (Cost $866,614)		870,085

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 12.0%

Collateralized Mortgage Obligations 9.4%

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	8,064	8,179
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1)	4,490	4,633
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1)	10,201	10,404
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1)	8,836	9,007
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1)	3,133	3,188
COLT Mortgage Loan Trust
Series 2017-2, Class A1A, CMO, ARM
2.415%, 10/25/47 (1)	3,015	3,003
COLT Mortgage Loan Trust
Series 2017-2, Class A2A, CMO, ARM
2.568%, 10/25/47 (1)	1,284	1,279

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

COLT Mortgage Loan Trust
Series 2017-2, Class A3A, CMO, ARM
2.773%, 10/25/47 (1)	565	563
COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (1)	1,089	1,087
COLT Mortgage Loan Trust
Series 2018-1, Class A3, CMO, ARM
3.084%, 2/25/48 (1)	391	391
COLT Mortgage Loan Trust
Series 2018-2, Class A1, CMO, ARM
3.47%, 7/27/48 (1)	9,890	9,944
COLT Mortgage Loan Trust
Series 2018-2, Class A2, CMO, ARM
3.542%, 7/27/48 (1)	3,564	3,584
COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (1)	5,057	5,130
COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1)	5,452	5,549
COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (1)	12,988	13,056
Connecticut Avenue Securities
Series 2017-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 1.30%, 3.445%, 7/25/29	1,170	1,173
Connecticut Avenue Securities
Series 2017-C02, Class 2M1, CMO, ARM
1M USD LIBOR + 1.15%, 3.295%, 9/25/29	3,722	3,728
Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 3.095%, 10/25/29	5,358	5,367
Connecticut Avenue Securities
Series 2017-C04, Class 2M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.995%, 11/25/29	2,933	2,934
Connecticut Avenue Securities
Series 2017-C05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.55%, 2.695%, 1/25/30	3,164	3,163
Connecticut Avenue Securities
Series 2017-C06, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 2/25/30	2,964	2,964
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Connecticut Avenue Securities
Series 2017-C06, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 2/25/30	887	887
Connecticut Avenue Securities
Series 2018-C02, Class 2M1, CMO, ARM
1M USD LIBOR + 0.65%, 2.795%, 8/25/30	3,577	3,577
Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 2.825%, 10/25/30	7,946	7,946
Connecticut Avenue Securities
Series 2018-C05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.72%, 2.865%, 1/25/31	7,521	7,522
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 6/25/39 (1)	5,475	5,476
Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 7/25/39 (1)	8,335	8,339
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, CMO, ARM
3.485%, 12/26/46 (1)	587	587
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1, CMO, ARM
2.577%, 10/25/47 (1)	3,298	3,289
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A2, CMO, ARM
2.711%, 10/25/47 (1)	278	277
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A3, CMO, ARM
2.813%, 10/25/47 (1)	260	260
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	2,734	2,733

Deephaven Residential Mortgage Trust
Series 2018-3A, Class A3, CMO, ARM
3.963%, 8/25/58 (1)	622	627
Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, CMO, ARM
3.743%, 1/25/59 (1)	9,136	9,223
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (1)	5,678	5,728
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Deephaven Residential Mortgage Trust
Series 2019-2A, Class M1, CMO, ARM
3.921%, 4/25/59 (1)	3,170	3,240
Deephaven Residential Mortgage Trust
Series 2019-3A, Class A1, CMO, ARM
2.964%, 7/25/59 (1)	5,074	5,098
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.853%, 5/25/47 (1)	1,577	1,589
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1)	4,666	4,673
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1)	4,197	4,257
Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.451%, 7/25/44 (1)	1,005	1,001
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	6,187	6,286
Homeward Opportunities Fund I Trust
Series 2018-1, Class A2, CMO, ARM
3.897%, 6/25/48 (1)	4,930	5,000
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1)	10,402	10,502
Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (1)	6,527	6,590
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1)	3,817	3,880
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	1,181	1,181
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, CMO, ARM
3.986%, 11/25/48 (1)	10,276	10,463
New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A1, CMO, ARM
2.802%, 7/25/49 (1)	9,367	9,412

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A3, CMO, ARM
3.086%, 7/25/49 (1)	3,696	3,714
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 7/25/59 (1)	2,661	2,661
Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (1)	7,377	7,529
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	11,909	12,232
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1)	3,007	3,111
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1)	3,161	3,268
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1)	4,874	5,012
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (1)	7,888	7,906
Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (1)	5,332	5,344
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	4,808	4,896
Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 7/25/29	1,994	1,999
Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 10/25/29	8,394	8,421
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 3/25/30	5,569	5,569
Structured Agency Credit Risk Debt Notes
Series 2017-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 8/25/29	3,829	3,835

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/29	1,320	1,321
Structured Agency Credit Risk Debt Notes
Series 2017-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 0.55%, 2.695%, 4/25/30	356	356
Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M1, CMO, ARM
3.981%, 9/25/47 (1)	631	634
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/30 (1)	14,160	14,177
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 9/25/48 (1)	5,513	5,517
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.845%, 9/25/30	7,201	7,202
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 10/25/48 (1)	9,534	9,539
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.995%, 2/25/47 (1)	1,582	1,582
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 3.395%, 2/25/47 (1)	5,840	5,852
Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M1, CMO, ARM
3.741%, 2/25/48 (1)	7,713	7,761
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.817%, 5/25/48 (1)	2,994	3,001
Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M1, CMO, ARM
4.161%, 8/25/48 (1)	2,642	2,663
Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	3,565	3,575
Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1)	3,618	3,626

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	1,816	1,823
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1)	2,548	2,549
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	1,730	1,741
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	1,333	1,328
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	5,945	5,979
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1)	3,576	3,607
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1)	7,816	7,858
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1)	4,027	4,079
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	14,508	14,704
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1)	3,217	3,271
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1)	19,240	19,674
Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1)	14,269	14,540
Verus Securitization Trust
Series 2018-1, Class A1, CMO, ARM
2.929%, 2/25/48 (1)	1,404	1,406
Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	7,519	7,593

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verus Securitization Trust
Series 2018-2, Class A2, CMO, ARM
3.779%, 6/1/58 (1)	2,002	2,020
Verus Securitization Trust
Series 2018-2, Class A3, CMO, ARM
3.83%, 6/1/58 (1)	1,256	1,267
Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (1)	7,868	7,968
Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (1)	2,622	2,634
Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (1)	1,157	1,164
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	10,062	10,207
Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 4/25/59 (1)	7,573	7,639
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	3,975	4,012
Verus Securitization Trust
Series 2019-INV1, Class M1, CMO, ARM
4.034%, 12/25/59 (1)	1,795	1,828
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	12,275	12,370
		511,533
Commercial Mortgage-Backed Securities 2.6%

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 3.125%, 12/15/36 (1)	13,085	13,064
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 3.045%, 9/15/34 (1)	8,180	8,183
Bank
Series 2019-BN19, Class A1
2.263%, 8/15/61	3,800	3,833

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A1
1.637%, 6/10/48	519	518
CLNS Trust
Series 2017-IKPR, Class A, ARM
1M USD LIBOR + 0.80%, 3.023%, 6/11/32 (1)	4,165	4,156
CLNS Trust
Series 2017-IKPR, Class B, ARM
1M USD LIBOR + 1.00%, 3.223%, 6/11/32 (1)	5,935	5,924
Commercial Mortgage Trust
Series 2015-LC23, Class A2
3.221%, 10/10/48	14,350	14,461
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 3.625%, 5/15/36 (1)	8,520	8,547
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.795%, 5/15/36 (1)	6,220	6,243
Great Wolf Trust
Series 2017-WOLF, Class A, ARM
1M USD LIBOR + 0.85%, 3.045%, 9/15/34 (1)	2,348	2,347
Great Wolf Trust
Series 2017-WOLF, Class C, ARM
1M USD LIBOR + 1.32%, 3.515%, 9/15/34 (1)	7,700	7,698
GS Mortgage Securities Trust
Series 2015-GC32, Class A1
1.593%, 7/10/48	451	451
GS Mortgage Securities Trust
Series 2016-GS3, Class A1
1.429%, 10/10/49	836	831
GS Mortgage Securities Trust
Series 2018-FBLU, Class A, ARM
1M USD LIBOR + 0.95%, 3.145%, 11/15/35 (1)	5,145	5,142
GS Mortgage Securities Trust
Series 2018-FBLU, Class D, ARM
1M USD LIBOR + 2.00%, 4.195%, 11/15/35 (1)	2,700	2,703
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 2.895%, 1/15/33 (1)	1,865	1,860
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.25%, 3.445%, 1/15/33 (1)	1,495	1,493

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class AS, ARM
4.11%, 10/15/47	3,065	3,324
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class A1
1.706%, 5/15/48	2,061	2,053
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A1
1.389%, 9/15/49	1,513	1,501
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A1
1.638%, 5/15/48	1,554	1,548
New Orleans Hotel Trust
Series 2019-HNLA, Class B, ARM
1M USD LIBOR + 1.289%, 3.484%, 4/15/32 (1)	13,305	13,310
RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 3.345%, 3/15/36 (1)	6,747	6,757
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 1.85%, 4.045%, 6/15/31 (1)	6,818	6,835
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58	13,410	13,403
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A1
1.568%, 9/15/48	159	159
Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class A1
1.441%, 10/15/49	279	278
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class B
4.697%, 4/15/45	6,351	6,690
		143,312
Total Non-U.S. Government Mortgage-Backed Securities (Cost $651,188)		654,845

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 6.1%
U.S. Government Agency Obligations 4.4% (3)
Federal Home Loan Mortgage
3.50%, 3/1/46	5,982	6,292
4.50%, 10/1/19	5	5
5.00%, 10/1/22 - 7/1/25	2,273	2,357
5.50%, 3/1/21 - 10/1/38	468	488
6.00%, 12/1/19 - 1/1/38	949	1,064
7.00%, 3/1/39	1,425	1,704
7.50%, 6/1/38	1,475	1,763
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 4.315%, 7/1/38	298	315
12M USD LIBOR + 1.591%, 4.341%, 9/1/35	46	47
12M USD LIBOR + 1.625%, 4.46%, 6/1/38	44	46
12M USD LIBOR + 1.726%, 4.48%, 7/1/35	147	154
12M USD LIBOR + 1.625%, 4.50%, 6/1/38	427	448
12M USD LIBOR + 1.625%, 4.56%, 4/1/37	13	14
12M USD LIBOR + 1.733%, 4.563%, 10/1/36	368	387
12M USD LIBOR + 1.701%, 4.644%, 5/1/38	161	169
12M USD LIBOR + 1.775%, 4.65%, 5/1/37	138	146
1Y CMT + 2.219%, 4.719%, 10/1/33	1	1
12M USD LIBOR + 1.723%, 4.723%, 1/1/36	13	13
12M USD LIBOR + 1.90%, 4.775%, 11/1/35	13	14
12M USD LIBOR + 1.831%, 4.78%, 1/1/37	53	56
1Y CMT + 2.347%, 4.847%, 11/1/34	185	195
12M USD LIBOR + 1.979%, 4.848%, 11/1/36	54	57
12M USD LIBOR + 1.733%, 4.858%, 2/1/37	67	71
12M USD LIBOR + 1.747%, 4.871%, 2/1/37	97	102
12M USD LIBOR + 2.055%, 4.928%, 12/1/36	79	84
12M USD LIBOR + 1.99%, 5.026%, 2/1/34	13	14
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
12M USD LIBOR + 1.961%, 5.086%, 2/1/33	3	3
12M USD LIBOR + 2.163%, 5.203%, 2/1/37	170	181
12M USD LIBOR + 2.083%, 5.207%, 2/1/38	347	368
Federal Home Loan Mortgage, CMO
4.00%, 11/15/36	1,621	1,661
6.50%, 11/15/20	1	1
Federal National Mortgage Assn., ARM
COF11 + 1.25%, 2.391%, 11/1/20	1	1
COF11 + 1.25%, 2.738%, 7/1/27	3	3
6M USD LIBOR + 1.365%, 3.936%, 10/1/33	491	504
12M USD LIBOR + 1.655%, 4.279%, 8/1/37	42	44
12M USD LIBOR + 1.569%, 4.303%, 12/1/35	80	83
12M USD LIBOR + 1.543%, 4.305%, 7/1/35	99	103
12M USD LIBOR + 1.34%, 4.34%, 12/1/35	27	29
1Y CMT + 2.125%, 4.50%, 7/1/33	2	2
12M USD LIBOR + 1.853%, 4.521%, 8/1/38	125	132
12M USD LIBOR + 1.853%, 4.525%, 8/1/38	39	41
12M USD LIBOR + 1.69%, 4.565%, 5/1/38	537	566
12M USD LIBOR + 1.654%, 4.589%, 7/1/34	11	12
12M USD LIBOR + 1.715%, 4.59%, 10/1/32	19	20
12M USD LIBOR + 1.726%, 4.601%, 9/1/32	12	13
12M USD LIBOR + 1.78%, 4.655%, 1/1/34	15	16
1Y CMT + 2.00%, 4.676%, 1/1/35	7	7
12M USD LIBOR + 1.83%, 4.683%, 8/1/38	10	10
12M USD LIBOR + 1.715%, 4.696%, 12/1/32	64	67
12M USD LIBOR + 1.83%, 4.719%, 4/1/38	228	241
12M USD LIBOR + 1.788%, 4.743%, 5/1/38	159	167
12M USD LIBOR + 1.77%, 4.77%, 12/1/35	13	14
12M USD LIBOR + 1.879%, 4.785%, 5/1/38	312	329
COF11 + 1.25%, 4.786%, 5/1/24	1	1
12M USD LIBOR + 1.681%, 4.806%, 2/1/33	6	6
12M USD LIBOR + 1.892%, 4.852%, 12/1/35	24	25
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44	17,708	18,434
Federal National Mortgage Assn., CMO, STEP, 5.61%, 1/25/32	5	5
Federal National Mortgage Assn., UMBS
3.00%, 9/1/32 - 2/1/33	2,050	2,108
3.50%, 4/1/34 - 2/1/48	9,195	9,539
4.00%, 6/1/33 - 8/1/49	37,303	39,095
4.50%, 11/1/20 - 12/1/48	67,516	71,919
5.00%, 1/1/20 - 2/1/49	20,279	21,886
5.50%, 7/1/20 - 5/1/40	17,699	19,661
6.00%, 5/1/21 - 2/1/49	20,167	22,880
6.50%, 7/1/32 - 12/1/32	624	727
UMBS, TBA
3.50%, 10/1/34 (4)	8,515	8,822
4.50%, 10/1/49 (4)	2,825	2,973
5.00%, 10/1/49 (4)	2,580	2,759
		241,464
U.S. Government Obligations 1.7%
Government National Mortgage Assn.
3.50%, 3/20/43 - 2/20/48	10,638	11,205
4.00%, 2/20/48 - 10/20/48	6,146	6,421
4.50%, 1/20/48 - 4/20/49	10,024	10,522
5.00%, 12/20/34 - 6/20/49	48,488	51,660
5.50%, 9/15/45 - 12/20/48	7,164	7,993
6.00%, 7/15/36	3,052	3,497
Government National Mortgage Assn., CMO, ARM, 1M USD
LIBOR + 0.30%, 2.472%, 9/20/48	2,479	2,473
Government National Mortgage Assn., TBA, 4.00%, 10/20/49
(4)	500	521
		94,292
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $330,800)		335,756

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 13.2%
U.S. Government Agency Obligations 1.1% (3)
Federal National Mortgage Assn., 1.50%, 7/30/20	61,150	60,987
Total U.S. Government Agency Obligations		60,987
U.S. Treasury Obligations 12.1%
U.S. Treasury Notes, 1.375%, 5/31/21	22,900	22,821
U.S. Treasury Notes, 1.75%, 6/15/22	60,580	61,101
U.S. Treasury Notes, 1.75%, 7/15/22	67,395	67,974
U.S. Treasury Notes, 2.125%, 5/15/22	72,125	73,387
U.S. Treasury Notes, 2.25%, 4/15/22	53,630	54,719
U.S. Treasury Notes, 2.375%, 3/15/22	76,235	77,986
U.S. Treasury Notes, 2.50%, 1/15/22 (5)	103,845	106,279
U.S. Treasury Notes, 2.50%, 2/15/22	40,595	41,591
U.S. Treasury Notes, 2.625%, 12/15/21	79,020	81,045
U.S. Treasury Notes, 2.875%, 10/15/21	56,135	57,723
U.S. Treasury Notes, 2.875%, 11/30/23	13,315	14,110
Total U.S. Treasury Obligations		658,736
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$708,302)		719,723

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.8%
Owned No Guarantee 1.8%
Axiata, 3.466%, 11/19/20	5,710	5,787
China Shenhua Overseas Capital, 3.125%, 1/20/20	21,255	21,305
CNAC HK Finbridge, 3.00%, 7/19/20	6,945	6,979
CNAC HK Finbridge, 4.125%, 3/14/21	6,005	6,122
Eastern Creation II Investment Holdings, 2.75%, 9/26/20	11,660	11,694
Saudi Arabian Oil, 2.75%, 4/16/22 (1)	13,480	13,685
State Grid Overseas Investment, 2.25%, 5/4/20 (1)	18,240	18,247
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Syngenta Finance, 3.698%, 4/24/20 (1)	7,690	7,716
Syngenta Finance, 3.933%, 4/23/21 (1)	4,410	4,488
		96,023
Total Foreign Government Obligations & Municipalities (Cost $95,153)		96,023
SHORT-TERM INVESTMENTS 1.2%
Commercial Paper 0.2%
4(2) 0.2% (6)
Ford Motor Credit, 2.934%, 8/4/20	5,562	5,395
Ford Motor Credit, 3.251%, 7/27/20	5,730	5,563
		10,958

Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 2.15% (7)(8)	52,696	52,696
		52,696

Total Short-Term Investments (Cost $63,674)		63,654

Total Investments in Securities 100.1%
(Cost $5,412,891)		$5,464,528
Other Assets Less Liabilities (0.1)%		(4,536)
Net Assets 100.0%		$5,459,992

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,785,444 and represents 32.7% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

(3)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(4)	To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $15,075 and represents 0.3% of net assets.
(5)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $10,958 and represents 0.2% of net assets.
(7)	Seven-day yield
(8)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U.S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COF11	The 11th district monthly weighted average cost of funds index
FRN	Floating Rate Note
OTC	Over-the-counter
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty	Description	Contracts	Notional Amount	$ Value

	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit CDX.NA.HY-
	S32, 5 Year Index, 6/20/24), Receive
	1.00% Quarterly, Pay upon credit
Citibank	default, 9/18/19 @ 0.50%*	1	92,000	(28)

	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit CDX.NA.IG-
	S32, 5 Year Index, 6/20/24), Receive
JPMorgan	1.00% Quarterly, Pay upon credit
Chase	default, 10/16/19 @ 0.50%*	1	138,000	(93)

Total Options Written (Premiums $(159))				$ (121)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 234 U.S. Treasury Notes five year contracts	12/19	28,074	$5
Short, 738 U.S. Treasury Notes ten year contracts	12/19	(97,208)	(82)
Long, 7,380 U.S. Treasury Notes two year contracts	12/19	1,594,945	754
Net payments (receipts) of variation margin to date			(32)

Variation margin receivable (payable) on open futures contracts			$645

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$213+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Government
Reserve Fund	$32,380	¤	¤	$52,696^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $213 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $52,696.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND
Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Short-Term Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE SHORT-TERM BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs

The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2		Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	5,400,874	$	— $	5,400,874
Short-Term Investments		52,696	10,958		—	63,654
Total Securities		52,696	5,411,832		—	5,464,528
Futures Contracts		645	—		—	645
Total		$53,341	$5,411,832	$	— $	5,465,173
Liabilities
Options Written	$	— $	121	$	— $	121

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed), Foreign Government Obligations & Municipalities.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 49.0%
Advertising 0.1%
WPP Finance 2010, 4.75%, 11/21/21	1,162	1,221
		1,221

Aerospace & Defense 0.1%
L3Harris Technologies, FRN, 3M USD LIBOR + 0.48%, 2.746%,
4/30/20	1,600	1,600
		1,600

Airlines 0.2%
Delta Air Lines, 2.60%, 12/4/20	495	494
Delta Air Lines, 2.875%, 3/13/20	730	732
SMBC Aviation Capital Finance, 2.65%, 7/15/21 (1)	2,000	2,008
		3,234

Automotive 3.3%
BMW U.S. Capital, FRN, 3M USD LIBOR + 0.64%, 2.943%,
4/6/22 (1)	1,000	1,001
Daimler Finance North America, FRN, 3M USD LIBOR + 0.45%,
2.60%, 2/22/21 (1)	2,000	1,997
Daimler Finance North America, FRN, 3M USD LIBOR + 0.43%,
2.611%, 2/12/21 (1)	1,000	999
Daimler Finance North America, FRN, 3M USD LIBOR + 0.62%,
2.886%, 10/30/19 (1)	1,000	1,001
Daimler Finance North America, FRN, 3M USD LIBOR + 0.63%,
2.933%, 1/6/20 (1)	1,000	1,002
Daimler Finance North America, FRN, 3M USD LIBOR + 0.67%,
2.957%, 11/5/21 (1)	4,000	4,001
Ford Motor Credit, FRN, 3M USD LIBOR + 0.43%, 2.696%,
11/2/20	2,643	2,625
Ford Motor Credit, FRN, 3M USD LIBOR + 0.81%, 3.099%,
4/5/21	3,000	2,975

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ford Motor Credit, FRN, 3M USD LIBOR + 0.79%, 3.226%,
6/12/20	1,000	1,000
Ford Motor Credit, FRN, 3M USD LIBOR + 1.00%, 3.311%,
1/9/20	2,000	2,003
General Motors, FRN, 3M USD LIBOR + 0.80%, 3.009%, 8/7/20	2,505	2,508
Hyundai Capital America, 3.00%, 6/20/22 (1)	1,155	1,168
Hyundai Capital America, FRN, 3M USD LIBOR + 0.94%,
3.243%, 7/8/21 (1)	1,000	1,001
Hyundai Capital America, FRN, 3M USD LIBOR + 0.82%,
3.256%, 3/12/21 (1)	1,000	1,000
Hyundai Capital America, FRN, 3M USD LIBOR + 1.00%,
3.402%, 9/18/20 (1)	2,000	2,005
Nissan Motor Acceptance, FRN, 3M USD LIBOR + 0.39%,
2.72%, 9/28/20 (1)	4,000	3,998
Nissan Motor Acceptance, FRN, 3M USD LIBOR + 0.58%,
2.883%, 1/13/20 (1)	1,000	1,001
Nissan Motor Acceptance, FRN, 3M USD LIBOR + 0.63%,
3.016%, 9/21/21 (1)	4,000	3,998
PACCAR Financial, 3.15%, 8/9/21	2,000	2,044
Toyota Motor, 3.183%, 7/20/21	1,000	1,024
Toyota Motor Credit, FRN, 3M USD LIBOR + 0.69%, 3.031%,
1/11/22	1,000	1,008
Volkswagen Group of America Finance, FRN, 3M USD LIBOR +
0.77%, 2.946%, 11/13/20 (1)	4,000	4,015
Volkswagen Group of America Finance, FRN, 3M USD LIBOR +
0.94%, 3.121%, 11/12/21 (1)	4,000	4,023
		47,397

Banking 16.3%
ABN AMRO Bank, FRN, 3M USD LIBOR + 0.57%, 2.702%,
8/27/21 (1)	4,000	4,015
ANZ New Zealand International, FRN, 3M USD LIBOR + 1.01%,
3.266%, 7/28/21 (1)	500	506
Australia & New Zealand Banking Group, FRN, 3M USD LIBOR
+ 0.50%, 2.624%, 8/19/20 (1)	1,000	1,003
Banco Santander, FRN, 3M USD LIBOR + 1.56%, 3.901%,
4/11/22	3,000	3,045

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.969%,
10/1/21	2,000	2,006
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.999%,
6/25/22	2,000	2,007
Bank of Montreal, FRN, 3M USD LIBOR + 0.79%, 2.922%,
8/27/21	1,000	1,010
Bank of New York Mellon, 1.95%, 8/23/22	2,000	2,003
Bank of New York Mellon, FRN, 3M USD LIBOR + 0.28%,
2.783%, 6/4/21	5,000	5,008
Bank of Nova Scotia, FRN, 3M USD LIBOR + 0.39%, 2.693%,
7/14/20	1,000	1,001
Bank of Nova Scotia, FRN, 3M USD LIBOR + 0.64%, 3.112%,
3/7/22	2,000	2,012
Banque Federative du Credit Mutuel, FRN, 3M USD LIBOR +
0.49%, 2.768%, 7/20/20 (1)	1,000	1,003
Banque Federative du Credit Mutuel, FRN, 3M USD LIBOR +
0.73%, 3.008%, 7/20/22 (1)	1,000	1,002
Barclays, FRN, 3M USD LIBOR + 1.43%, 3.588%, 2/15/23	3,000	2,985
BB&T, FRN, 3M USD LIBOR + 0.65%, 2.969%, 4/1/22	1,000	1,006
BNP Paribas, 2.95%, 5/23/22 (1)	5,000	5,079
BPCE, FRN, 3M USD LIBOR + 1.22%, 3.37%, 5/22/22 (1)	960	971
Branch Banking & Trust, FRN, 3M USD LIBOR + 0.45%,
2.753%, 1/15/20	1,000	1,001
Canadian Imperial Bank of Commerce, FRN, 3M USD LIBOR +
0.72%, 3.13%, 6/16/22	1,000	1,007
Capital One, FRN, 3M USD LIBOR + 0.82%, 3.007%, 8/8/22	2,000	2,006
Capital One Financial, FRN, 3M USD LIBOR + 0.45%, 2.716%,
10/30/20	1,000	1,001
Capital One Financial, FRN, 3M USD LIBOR + 0.76%, 2.941%,
5/12/20	1,000	1,003
Capital One Financial, FRN, 3M USD LIBOR + 0.95%, 3.403%,
3/9/22	2,000	2,014
Citibank, FRN, 3M USD LIBOR + 0.30%, 2.578%, 10/20/20	1,000	1,001
Citibank, FRN, SOFR + 0.60%, 2.76%, 3/13/21	2,000	2,003
Citigroup, FRN, 3M USD LIBOR + 0.79%, 3.128%, 1/10/20	1,000	1,002
Citigroup, FRN, 3M USD LIBOR + 1.19%, 3.456%, 8/2/21	1,000	1,013

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Citigroup, FRN, 3M USD LIBOR + 1.07%, 3.523%, 12/8/21	1,000	1,011
Citizens Bank, 3.25%, 2/14/22	2,190	2,247
Cooperatieve Rabobank, FRN, 3M USD LIBOR + 0.83%,
3.168%, 1/10/22	1,000	1,009
Credit Agricole London, 3.375%, 1/10/22 (1)	5,000	5,115
Credit Agricole London, FRN, 3M USD LIBOR + 0.97%, 3.423%,
6/10/20 (1)	1,000	1,006
Credit Suisse, 3.125%, 12/10/20	5,500	5,553
Danske Bank, 2.80%, 3/10/21 (1)	6,200	6,233
Danske Bank, 5.00%, 1/12/22 (1)	5,000	5,265
DBS Group Holdings, FRN, 3M USD LIBOR + 0.49%, 2.943%,
6/8/20 (1)	2,000	2,002
Deutsche Bank, 2.95%, 8/20/20	2,000	1,997
Deutsche Bank, 3.15%, 1/22/21	2,500	2,492
Deutsche Bank, FRN, 3M USD LIBOR + 0.815%, 3.093%,
1/22/21	2,000	1,975
Deutsche Bank, FRN, 3M USD LIBOR + 1.29%, 3.577%, 2/4/21	3,000	2,981
Discover Bank, 7.00%, 4/15/20	3,448	3,547
Discover Bank, 8.70%, 11/18/19	776	786
DNB Bank, FRN, 3M USD LIBOR + 0.37%, 2.69%, 10/2/20 (1)	1,000	1,001
DNB Bank, FRN, 3M USD LIBOR + 1.07%, 3.59%, 6/2/21 (1)	1,000	1,013
Fifth Third Bank, FRN, 3M USD LIBOR + 0.25%, 2.516%,
10/30/20	1,500	1,500
Fifth Third Bank, FRN, 3M USD LIBOR + 0.44%, 2.707%,
7/26/21	3,000	3,003
Goldman Sachs Bank, FRN, SOFR + 0.60%, 2.964%, 5/24/21	3,500	3,503
Goldman Sachs Group, FRN, 3M USD LIBOR + 0.73%, 3.041%,
12/27/20	1,000	1,001
Goldman Sachs Group, FRN, 3M USD LIBOR + 1.36%, 3.636%,
4/23/21	1,000	1,014
HSBC Holdings, 2.65%, 1/5/22	5,000	5,041
HSBC Holdings, FRN, 3M USD LIBOR + 0.60%, 2.724%,
5/18/21	2,965	2,965

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
HSBC Holdings, FRN, 3M USD LIBOR + 0.65%, 3.086%,
9/11/21	2,000	2,000
HSBC Holdings, FRN, 3M USD LIBOR + 2.24%, 4.693%, 3/8/21	500	513
ING Groep, FRN, 3M USD LIBOR + 1.15%, 3.48%, 3/29/22	985	995
Intesa Sanpaolo, 6.50%, 2/24/21 (1)	4,050	4,255
JPMorgan Chase, FRN, 3M USD LIBOR + 1.10%, 3.572%,
6/7/21	1,000	1,011
Lloyds Bank, 6.50%, 9/14/20 (1)	6,335	6,577
Lloyds Banking Group, 3.00%, 1/11/22	5,215	5,283
Manufacturers & Traders Trust, FRN, 3M USD LIBOR + 0.27%,
2.546%, 1/25/21	1,000	999
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%,
2.917%, 7/26/21	1,695	1,699
Mitsubishi UFJ Financial Group, 2.623%, 7/18/22	5,000	5,060
Mitsubishi UFJ Financial Group, 3.218%, 3/7/22	3,000	3,077
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.92%,
3.07%, 2/22/22	595	599
Morgan Stanley, FRN, 3M USD LIBOR + 0.55%, 2.731%,
2/10/21	1,000	1,001
Morgan Stanley, FRN, SOFR + 0.83%, 3.14%, 6/10/22	2,000	2,005
Morgan Stanley, FRN, 3M USD LIBOR + 1.18%, 3.458%,
1/20/22	2,000	2,018
National Bank of Canada, FRN, 3M USD LIBOR + 0.56%,
2.996%, 6/12/20	1,000	1,002
Nordea Bank, 4.875%, 5/13/21 (1)	5,450	5,650
Nordea Bank, FRN, 3M USD LIBOR + 0.99%, 3.122%, 5/27/21
(1)	500	506
PNC Bank, FRN, 3M USD LIBOR + 0.25%, 2.528%, 1/22/21	2,000	2,003
PNC Bank, FRN, 3M USD LIBOR + 0.31%, 2.763%, 6/10/21	5,000	5,003
Regions Bank, FRN, 3M USD LIBOR + 0.50%, 2.676%, 8/13/21	820	819
Regions Bank, FRN, 3M USD LIBOR + 0.38%, 2.699%, 4/1/21	1,255	1,253
Royal Bank of Canada, FRN, 3M USD LIBOR + 0.73%, 2.983%,
2/1/22	2,000	2,017
Royal Bank of Scotland Group, 6.40%, 10/21/19	2,390	2,402

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Santander UK, FRN, 3M USD LIBOR + 0.66%, 2.818%,
11/15/21	3,000	3,004
Santander UK Group Holdings, 3.125%, 1/8/21	4,000	4,027
Skandinaviska Enskilda Banken, 3.05%, 3/25/22 (1)	4,000	4,092
Standard Chartered, FRN, 3M USD LIBOR + 1.15%, 3.428%,
1/20/23 (1)	2,050	2,056
Sumitomo Mitsui Banking, FRN, 3M USD LIBOR + 0.37%,
2.692%, 10/16/20	5,000	5,006
Svenska Handelsbanken, 1.875%, 9/7/21	3,174	3,160
Swedbank, 2.65%, 3/10/21 (1)	10,410	10,466
Swedbank, FRN, 3M USD LIBOR + 0.70%, 3.128%, 3/14/22 (1)	2,000	1,987
Toronto-Dominion Bank, FRN, 3M USD LIBOR + 0.24%,
2.516%, 1/25/21	1,000	1,001
Toronto-Dominion Bank, FRN, 3M USD LIBOR + 0.43%,
2.881%, 6/11/21	2,000	2,005
Toronto-Dominion Bank, FRN, 3M USD LIBOR + 0.90%,
3.203%, 7/13/21	1,000	1,013
U.S. Bancorp, FRN, 3M USD LIBOR + 0.64%, 2.923%, 1/24/22	1,000	1,006
U.S. Bank, 3.00%, 2/4/21	4,000	4,055
UBS, FRN, 3M USD LIBOR + 0.48%, 3.00%, 12/1/20 (1)	4,552	4,565
UBS Group Funding Switzerland, 3.00%, 4/15/21 (1)	5,601	5,674
Wells Fargo, FRN, 3M USD LIBOR + 0.93%, 3.111%, 2/11/22	1,000	1,006
Wells Fargo Bank, FRN, 3M USD LIBOR + 0.50%, 2.759%,
7/23/21	1,820	1,822
Wells Fargo Bank, FRN, 3M USD LIBOR + 0.49%, 3.325%,
7/23/21 (2)	3,000	3,034
Westpac Banking, FRN, 3M USD LIBOR + 0.34%, 2.616%,
1/25/21	2,000	2,003
		230,702

Beverages 0.3%
Diageo Capital, FRN, 3M USD LIBOR + 0.24%, 2.364%, 5/18/20	2,000	2,000
Keurig Dr Pepper, 3.551%, 5/25/21	2,595	2,652
		4,652

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Broadcasting 0.1%
Interpublic Group, 3.50%, 10/1/20	720	729
		729

Building & Real Estate 0.4%
Vanke Real Estate Hong Kong, 3.95%, 12/23/19	6,000	6,025
		6,025

Building Products 1.0%
Martin Marietta Materials, FRN, 3M USD LIBOR + 0.65%, 2.80%,
5/22/20	2,315	2,319
Martin Marietta Materials, FRN, 3M USD LIBOR + 0.50%,
2.887%, 12/20/19	470	470
Votorantim, 6.75%, 4/5/21 (1)	6,000	6,345
Vulcan Materials, FRN, 3M USD LIBOR + 0.60%, 3.01%,
6/15/20	250	250
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 3.17%, 3/1/21	4,650	4,654
		14,038

Cable Operators 0.3%
Comcast, FRN, 3M USD LIBOR + 0.33%, 2.649%, 10/1/20	2,085	2,088
Comcast, FRN, 3M USD LIBOR + 0.44%, 2.759%, 10/1/21	1,645	1,648
		3,736

Chemicals 0.2%
CNAC HK Finbridge, 3.00%, 7/19/20	2,000	2,010
International Flavors & Fragrances, 3.40%, 9/25/20	635	643
		2,653

Computer Service & Software 0.3%
Hewlett Packard Enterprise, FRN, 3M USD LIBOR + 0.72%,
3.009%, 10/5/21	4,000	3,999
		3,999

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Conglomerates 1.2%
GE Capital International Funding, 2.342%, 11/15/20	11,000	10,940
General Electric, 2.20%, 1/9/20	775	773
General Electric, 2.50%, 3/28/20	1,550	1,542
General Electric, 4.375%, 9/16/20	2,000	2,032
United Technologies, FRN, 3M USD LIBOR + 0.65%, 2.818%,
8/16/21	1,350	1,351
		16,638

Consumer Products 0.7%
JD.com, 3.125%, 4/29/21	10,084	10,143
		10,143

Diversified Chemicals 0.9%
Bayer U.S. Finance, 2.375%, 10/8/19 (1)	2,000	1,999
Bayer U.S. Finance II, FRN, 3M USD LIBOR + 0.63%, 2.979%,
6/25/21 (1)	5,010	5,012
DuPont de Nemours, FRN, 3M USD LIBOR + 0.71%, 2.868%,
11/15/20	3,000	3,016
Syngenta Finance, 3.698%, 4/24/20 (1)	2,280	2,288
		12,315

Drugs 0.6%
Cardinal Health, FRN, 3M USD LIBOR + 0.77%, 3.18%, 6/15/22	2,000	1,988
Perrigo Finance, 3.50%, 3/15/21	2,954	2,963
Zoetis, FRN, 3M USD LIBOR + 0.44%, 2.576%, 8/20/21	3,000	2,977
		7,928

Energy 2.9%
Boardwalk Pipelines, 5.75%, 9/15/19	1,395	1,396
Cenovus Energy, 5.70%, 10/15/19	2,443	2,453

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Columbia Pipeline Group, 3.30%, 6/1/20	4,974	4,999
EQT, FRN, 3M USD LIBOR + 0.77%, 3.089%, 10/1/20	9,695	9,662
Plains All American Pipeline, 2.60%, 12/15/19	5,943	5,942
Plains All American Pipeline, 5.75%, 1/15/20	2,000	2,022
Sabine Pass Liquefaction, 5.625%, 2/1/21	8,000	8,275
Williams, 5.25%, 3/15/20	6,000	6,090
		40,839

Financial 3.4%
AerCap Ireland Capital, 3.95%, 2/1/22	5,630	5,834
Air Lease, 3.50%, 1/15/22	3,700	3,806
Air Lease, 3.75%, 2/1/22	1,750	1,804
Air Lease, 4.75%, 3/1/20	3,675	3,717
Amercian Express Credit, FRN, 3M USD LIBOR + 0.43%, 2.95%,
3/3/20	1,000	1,002
American Express, FRN, 3M USD LIBOR + 0.525%, 2.649%,
5/17/21	2,000	2,007
American Express, FRN, 3M USD LIBOR + 0.60%, 2.887%,
11/5/21	2,000	2,011
Avolon Holdings Funding, 3.625%, 5/1/22 (1)	2,605	2,645
General Motors Financial, FRN, 3M USD LIBOR + 0.93%,
3.233%, 4/13/20	1,000	1,003
General Motors Financial, FRN, 3M USD LIBOR + 1.10%,
3.339%, 11/6/21	6,000	5,991
International Lease Finance, 8.625%, 1/15/22	1,500	1,708
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	7,220	7,626
Synchrony Financial, 2.70%, 2/3/20	7,910	7,917
Synchrony Financial, 2.85%, 7/25/22	1,190	1,203
		48,274

Food Processing 1.0%
Bunge Ltd. Finance, 3.50%, 11/24/20	9,800	9,929

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Conagra Brands, FRN, 3M USD LIBOR + 0.75%, 3.028%,
10/22/20	700	700
General Mills, FRN, 3M USD LIBOR + 0.54%, 2.862%, 4/16/21	2,960	2,963
		13,592

Food/Tobacco 1.1%
Altria Group, 3.49%, 2/14/22	1,870	1,932
BAT Capital, FRN, 3M USD LIBOR + 0.88%, 3.038%, 8/15/22	1,000	1,004
BAT International Finance, 2.75%, 6/15/20 (1)	2,510	2,516
Imperial Brands Finance, 2.95%, 7/21/20 (1)	7,683	7,724
Kraft Heinz Foods, FRN, 3M USD LIBOR + 0.82%, 3.001%,
8/10/22	1,280	1,272
Philip Morris International, FRN, 3M USD LIBOR + 0.42%,
2.572%, 2/21/20	265	265
Tyson Foods, FRN, 3M USD LIBOR + 0.55%, 3.07%, 6/2/20	1,600	1,603
		16,316

Gas & Gas Transmission 0.1%
Enterprise Products Operating, 2.55%, 10/15/19	1,000	1,000
		1,000

Health Care 1.3%
Becton Dickinson & Company, FRN, 3M USD LIBOR + 0.875%,
3.194%, 12/29/20	2,044	2,044
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
3.504%, 6/6/22	430	433
Elanco Animal Health, 3.912%, 8/27/21	720	734
Express Scripts Holding, FRN, 3M USD LIBOR + 0.75%,
2.874%, 11/30/20	2,000	2,002
Fresenius Medical Care U.S. Finance, 5.75%, 2/15/21 (1)	575	599
Fresenius Medical Care U.S. Finance II, 4.125%, 10/15/20 (1)	1,251	1,267
Life Technologies, 6.00%, 3/1/20	8,610	8,759

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Zimmer Biomet Holdings, FRN, 3M USD LIBOR + 0.75%,
3.169%, 3/19/21	3,000	2,997
		18,835

Information Technology 3.5%
Avnet, 5.875%, 6/15/20	1,000	1,026
Baidu, 2.875%, 7/6/22	2,000	2,018
Baidu, 3.00%, 6/30/20	8,140	8,179
Broadcom, 2.20%, 1/15/21	3,506	3,488
Broadcom, 3.125%, 4/15/21 (1)	4,000	4,040
DXC Technology, FRN, 3M USD LIBOR + 0.95%, 3.47%, 3/1/21	2,779	2,781
Equifax, FRN, 3M USD LIBOR + 0.87%, 3.028%, 8/15/21	3,000	2,984
Jabil, 5.625%, 12/15/20	3,000	3,112
Keysight Technologies, 3.30%, 10/30/19	3,340	3,342
Microchip Technology, 3.922%, 6/1/21	8,050	8,216
NXP, 4.125%, 6/1/21 (1)	9,730	9,961
		49,147

Insurance 2.1%
AIA Group, FRN, 3M USD LIBOR + 0.52%, 2.907%, 9/20/21 (1)	4,000	4,000
AIG Global Funding, 2.30%, 7/1/22 (1)	665	667
AIG Global Funding, FRN, 3M USD LIBOR + 0.46%, 2.809%,
6/25/21 (1)	2,000	2,007
Cigna, 3.20%, 9/17/20	3,000	3,002
Cigna, FRN, 3M USD LIBOR + 0.65%, 3.06%, 9/17/21	6,085	6,088
Marsh & Mclennan, 3.50%, 12/29/20	1,165	1,186
Massmutual Global Funding II, 2.25%, 7/1/22 (1)	1,800	1,811
Metropolitan Life Global Funding I, 2.40%, 6/17/22 (1)	5,000	5,055
Metropolitan Life Global Funding I, 3.375%, 1/11/22 (1)	2,040	2,101
New York Life Global Funding, FRN, 3M USD LIBOR + 0.32%,
2.559%, 8/6/21 (1)	1,580	1,587
New York Life Global Funding, FRN, 3M USD LIBOR + 0.27%,
2.581%, 4/9/20 (1)	1,000	1,001

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Unum Group, 5.625%, 9/15/20	1,296	1,337
		29,842

Investment Dealers 0.1%
Ameriprise Financial, 3.00%, 3/22/22	865	886
		886

Lodging 0.1%
Marriott International, FRN, 3M USD LIBOR + 0.65%, 3.103%,
3/8/21	860	864
		864

Manufacturing 1.0%
CNH Industrial Capital, 4.375%, 11/6/20	2,538	2,589
Panasonic, 2.536%, 7/19/22 (1)	4,090	4,127
Pentair Finance, 2.65%, 12/1/19	6,964	6,960
		13,676

Media & Communications 0.1%
Fox, 3.666%, 1/25/22 (1)	980	1,016
		1,016

Metals & Mining 0.4%
ArcelorMittal, 5.50%, 3/1/21	1,045	1,088
Vale Overseas, 5.875%, 6/10/21	5,000	5,294
		6,382

Petroleum 0.8%
BP Capital Markets, FRN, 3M USD LIBOR + 0.87%, 3.28%,
9/16/21	1,000	1,011
BP Capital Markets America, FRN, 3M USD LIBOR + 0.65%,
3.069%, 9/19/22	2,000	2,004
Chevron, FRN, 3M USD LIBOR + 0.48%, 3.00%, 3/3/22	1,000	1,006

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Occidental Petroleum, 2.60%, 8/13/21	3,305	3,327
Occidental Petroleum, 2.70%, 8/15/22	3,125	3,153
Phillips 66, FRN, 3M USD LIBOR + 0.60%, 2.732%, 2/26/21	1,615	1,615
		12,116

Real Estate Investment Trust Securities 0.2%
American Campus Communities Operating Partnership, 3.35%,
10/1/20	340	343
SL Green Operating Partnership, FRN, 3M USD LIBOR + 0.98%,
3.148%, 8/16/21	3,000	3,000
		3,343

Retail 0.7%
CVS Health, FRN, 3M USD LIBOR + 0.63%, 3.083%, 3/9/20	134	134
CVS Health, FRN, 3M USD LIBOR + 0.72%, 3.173%, 3/9/21	4,355	4,368
Dollar Tree, FRN, 3M USD LIBOR + 0.70%, 3.003%, 4/17/20	5,175	5,182
		9,684

Telephones 0.1%
AT&T, FRN, 3M USD LIBOR + 0.95%, 3.253%, 7/15/21	2,000	2,019
		2,019

Transportation 1.5%
GATX, FRN, 3M USD LIBOR + 0.72%, 3.007%, 11/5/21	2,700	2,688
Heathrow Funding, 4.875%, 7/15/21 (1)	9,140	9,509
Penske Truck Leasing, 3.30%, 4/1/21 (1)	3,000	3,046
Penske Truck Leasing, 3.65%, 7/29/21 (1)	840	861
Wabtec, FRN, 3M USD LIBOR + 1.30%, 3.71%, 9/15/21	4,675	4,676
		20,780

Utilities 2.2%
CenterPoint Energy, 3.60%, 11/1/21	535	550

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Consolidated Edison of New York, FRN, 3M USD LIBOR +
0.40%, 2.749%, 6/25/21	2,000	2,008
Duke Energy Florida, 2.10%, 12/15/19	155	155
Edison International, 2.125%, 4/15/20	2,475	2,463
EDP Finance, 4.125%, 1/15/20 (1)	2,130	2,141
Exelon Generation, 4.00%, 10/1/20	5,000	5,070
Georgia Power, 2.00%, 3/30/20	4,000	4,005
Mississippi Power, FRN, 3M USD LIBOR + 0.65%, 2.961%,
3/27/20	1,070	1,070
NextEra Energy Capital Holdings, FRN, 3M USD LIBOR +
0.55%, 2.694%, 8/28/21	2,500	2,479
NextEra Energy Capital Holdings, Series H, 3.342%, 9/1/20	4,000	4,040
Sempra Energy, 2.40%, 2/1/20	5,415	5,416
Sempra Energy, FRN, 3M USD LIBOR + 0.50%, 2.803%,
1/15/21	1,925	1,923
		31,320

Wireless Communications 0.1%
America Movil, 5.00%, 3/30/20	1,764	1,792
		1,792

Wireline Communications 0.3%
Telefonica Emisiones, 5.134%, 4/27/20	3,600	3,668
		3,668

Total Corporate Bonds (Cost $688,783)		692,401

ASSET-BACKED SECURITIES 18.2%
Auto Backed 12.7%
Ally Auto Receivables Trust
Series 2016-1, Class C
2.29%, 6/15/21	670	670

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Ally Auto Receivables Trust
Series 2016-1, Class D
2.84%, 9/15/22	335	335
Ally Auto Receivables Trust
Series 2019-1, Class A2
2.85%, 3/15/22	2,948	2,958
Ally Master Owner Trust
Series 2018-3, Class A, FRN
1M USD LIBOR + 0.32%, 2.515%, 7/15/22	4,000	4,001
AmeriCredit Automobile Receivables Trust
Series 2015-2, Class D
3.00%, 6/8/21	1,000	1,001
AmeriCredit Automobile Receivables Trust
Series 2016-1, Class D
3.59%, 2/8/22	1,580	1,599
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B
2.21%, 5/10/21	421	421
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class C
2.24%, 4/8/22	1,100	1,099
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D
3.42%, 4/18/23	4,000	4,092
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A3
1.90%, 3/18/22	717	716
AmeriCredit Automobile Receivables Trust
Series 2018-2, Class A3
3.15%, 3/20/23	2,000	2,030
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class A3
2.97%, 11/20/23	1,335	1,362
ARI Fleet Lease Trust
Series 2017-A, Class A2
1.91%, 4/15/26 (1)	129	128
ARI Fleet Lease Trust
Series 2018-A, Class A2
2.55%, 10/15/26 (1)	433	433
ARI Fleet Lease Trust
Series 2018-B, Class A2
3.22%, 8/16/27 (1)	1,994	2,018

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

ARI Fleet Lease Trust
Series 2019-A, Class A2A
2.41%, 11/15/27 (1)	2,000	2,013
Avis Budget Rental Car Funding AESOP
Series 2014-2A, Class A
2.50%, 2/20/21 (1)	2,000	2,000
Avis Budget Rental Car Funding AESOP
Series 2015-1A, Class A
2.50%, 7/20/21 (1)	1,000	1,001
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	1,750	1,803
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1)	1,290	1,325
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1)	225	233
BMW Vehicle Lease Trust
Series 2017-2, Class A3
2.07%, 10/20/20	354	354
BMW Vehicle Lease Trust
Series 2018-1, Class A3
3.26%, 7/20/21	1,320	1,337
BMW Vehicle Lease Trust
Series 2019-1, Class A3
2.84%, 11/22/21	1,500	1,519
Canadian Pacer Auto Receivables Trust
Series 2018-2A, Class A2A
3.00%, 6/21/21 (1)	955	958
Capital Auto Receivables Asset Trust
Series 2016-1, Class D
4.03%, 8/21/23	2,517	2,527
Capital Auto Receivables Asset Trust
Series 2016-2, Class D
3.16%, 11/20/23	3,200	3,214
Capital Auto Receivables Asset Trust
Series 2017-1, Class A3
2.02%, 8/20/21 (1)	248	248
Capital Auto Receivables Asset Trust
Series 2018-2, Class A3
3.27%, 6/20/23 (1)	1,000	1,010

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Capital Auto Receivables Asset Trust
Series 2018-2, Class B
3.48%, 10/20/23 (1)	545	553
CarMax Auto Owner Trust
Series 2015-3, Class D
3.27%, 3/15/22	1,000	1,002
CarMax Auto Owner Trust
Series 2016-2, Class D
3.25%, 11/15/22	2,800	2,807
Carmax Auto Owner Trust
Series 2019-1, Class A3
3.05%, 3/15/24	5,000	5,120
Carmax Auto Owner Trust
Series 2019-3, Class A3
2.18%, 8/15/24	2,785	2,812
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A3
1.64%, 7/15/21 (1)	52	52
Enterprise Fleet Financing
Series 2016-2, Class A2
1.74%, 2/22/22 (1)	8	8
Enterprise Fleet Financing
Series 2016-2, Class A3
2.04%, 2/22/22 (1)	1,000	999
Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (1)	264	264
Enterprise Fleet Financing
Series 2017-3, Class A2
2.13%, 5/22/23 (1)	351	351
Enterprise Fleet Financing
Series 2018-2, Class A2
3.14%, 2/20/24 (1)	1,606	1,619
Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/22/24 (1)	3,530	3,579
Enterprise Fleet Financing
Series 2019-2, Class A2
2.29%, 2/20/25 (1)	3,280	3,307
Exeter Automobile Receivables Trust
Series 2019-3A, Class B
2.58%, 8/15/23 (1)	5,000	5,029

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Ford Credit Auto Lease Trust
Series 2018-A, Class A4
3.05%, 8/15/21	500	504
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class B
2.34%, 9/15/22	1,170	1,170
GM Financial Automobile Leasing Trust
Series 2017-1, Class C
2.74%, 8/20/20	2,000	2,001
GM Financial Automobile Leasing Trust
Series 2017-3, Class A3
2.01%, 11/20/20	185	185
GM Financial Automobile Leasing Trust
Series 2018-2, Class A3
3.06%, 6/21/21	2,000	2,011
GM Financial Automobile Leasing Trust
Series 2018-3, Class A3
3.18%, 6/21/21	1,780	1,794
GM Financial Automobile Leasing Trust
Series 2019-1, Class A3
2.98%, 12/20/21	4,000	4,051
GM Financial Automobile Leasing Trust
Series 2019-2, Class B
2.89%, 3/20/23	1,250	1,268
GM Financial Consumer Automobile Receivables Trust
Series 2018-4, Class A2
2.93%, 11/16/21	1,749	1,754
GM Financial Consumer Automobile Receivables Trust
Series 2019-3, Class A3
2.18%, 4/16/24	3,000	3,031
GMF Floorplan Owner Revolving Trust
Series 2017-1, Class C
2.97%, 1/18/22 (1)	4,000	4,007
GMF Floorplan Owner Revolving Trust
Series 2017-2, Class A1
2.13%, 7/15/22 (1)	930	930
GMF Floorplan Owner Revolving Trust
Series 2017-2, Class C
2.63%, 7/15/22 (1)	710	711
GMF Floorplan Owner Revolving Trust
Series 2018-1, Class A, FRN
1M USD LIBOR + 0.30%, 2.495%, 3/15/22 (1)	1,920	1,920

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

GMF Floorplan Owner Revolving Trust
Series 2018-1, Class D
3.50%, 3/15/22 (1)	2,500	2,506
GMF Floorplan Owner Revolving Trust
Series 2018-3, Class B
3.49%, 9/15/22 (1)	5,000	5,060
GMF Floorplan Owner Revolving Trust
Series 2018-3, Class C
3.68%, 9/15/22 (1)	5,000	5,059
Hyundai Auto Lease Securitization Trust
Series 2018-A, Class A3
2.81%, 4/15/21 (1)	930	934
Hyundai Auto Lease Securitization Trust
Series 2019-A, Class A2
2.92%, 7/15/21 (1)	6,000	6,036
Hyundai Auto Lease Securitization Trust
Series 2019-B, Class A3
2.04%, 8/15/22 (1)	2,250	2,253
Mercedes-Benz Auto Lease Trust
Series 2018-A, Class A3
2.41%, 2/16/21	1,436	1,437
Mercedes-Benz Auto Lease Trust
Series 2019-A, Class A3
3.10%, 11/15/21	2,000	2,024
Navistar Financial Dealer Note Master Owner Trust II
Series 2019-1, Class A, FRN
1M USD LIBOR + 0.64%, 2.785%, 5/28/24 (1)	2,500	2,505
Nissan Auto Lease Trust
Series 2017-A, Class A3
1.91%, 4/15/20	78	78
Nissan Auto Lease Trust
Series 2019-B, Class A4
2.29%, 4/15/25	2,000	2,015
Nissan Auto Receivables Owner Trust
Series 2019-A, Class A2A
2.82%, 1/18/22	3,000	3,014
Nissan Master Owner Trust Receivables
Series 2017-C, Class A, FRN
1M USD LIBOR + 0.32%, 2.515%, 10/17/22	695	695
Santander Drive Auto Receivables Trust
Series 2015-2, Class E
4.02%, 9/15/22 (1)	5,000	5,010

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Santander Drive Auto Receivables Trust
Series 2015-3, Class E
4.50%, 6/17/23 (1)	5,000	5,022
Santander Drive Auto Receivables Trust
Series 2015-5, Class D
3.65%, 12/15/21	821	824
Santander Drive Auto Receivables Trust
Series 2016-1, Class D
4.02%, 4/15/22	1,000	1,011
Santander Drive Auto Receivables Trust
Series 2017-3, Class B
2.19%, 3/15/22	358	358
Santander Drive Auto Receivables Trust
Series 2018-2, Class A3
2.75%, 9/15/21	512	513
Santander Drive Auto Receivables Trust
Series 2018-3, Class A3
3.03%, 2/15/22	1,574	1,575
Santander Drive Auto Receivables Trust
Series 2018-4, Class B
3.27%, 1/17/23	1,215	1,224
Santander Drive Auto Receivables Trust
Series 2018-5, Class B
3.52%, 12/15/22	2,440	2,460
Santander Drive Auto Receivables Trust
Series 2019-1, Class A3
3.00%, 12/15/22	1,845	1,861
Santander Drive Auto Receivables Trust
Series 2019-1, Class B
3.21%, 9/15/23	1,540	1,565
Santander Drive Auto Receivables Trust
Series 2019-2, Class B
2.79%, 1/16/24	3,750	3,791
Santander Drive Auto Receivables Trust
Series 2019-3, Class B
2.28%, 9/15/23	2,900	2,908
Santander Retail Auto Lease Trust
Series 2017-A, Class A3
2.22%, 1/20/21 (1)	539	539
Santander Retail Auto Lease Trust
Series 2018-A, Class A2B, FRN
1M USD LIBOR + 0.27%, 2.442%, 10/20/20 (1)	454	454

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1)	2,655	2,704
Santander Retail Auto Lease Trust
Series 2019-B, Class A3
2.30%, 1/20/23 (1)	2,000	2,019
SMART Trust
Series 2016-2US, Class A3A
1.71%, 3/15/21	227	226
Toyota Auto Receivables Owner Trust
Series 2019-A, Class A2A
2.83%, 10/15/21	2,000	2,009
Wheels SPV 2
Series 2017-1A, Class A3
2.13%, 4/20/26 (1)	1,000	998
World Omni Auto Receivables Trust
Series 2018-D, Class A2A
3.01%, 4/15/22	3,725	3,744
World Omni Auto Receivables Trust
Series 2019-A, Class A3
3.04%, 5/15/24	3,500	3,581
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3
2.83%, 7/15/21	1,000	1,005
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3
3.19%, 12/15/21	1,260	1,281
World Omni Automobile Lease Securitization Trust
Series 2019-A, Class A3
2.94%, 5/16/22	1,750	1,779
World Omni Automobile Lease Securitization Trust
Series 2019-B, Class A3
2.03%, 11/15/22	2,500	2,510

		179,831

Collaterized Debt Obligation 1.2%
Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 3.116%, 7/25/27 (1)	1,000	996

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.078%, 1/20/28 (1)	1,005	1,001
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 3.186%, 11/20/28 (1)	3,025	3,019
Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 3.378%, 10/22/25 (1)	564	564
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.10%, 1/18/28 (1)	1,000	984
Neuberger Berman XIX
Series 2015-19A, Class A1R2, CLO, FRN
3M USD LIBOR + 0.80%, 3.103%, 7/15/27 (1)	2,000	1,997
Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 1/15/28 (1)	1,005	1,002
OCP
Series 2014-7A, Class XRR, CLO, FRN
3M USD LIBOR + 0.60%, 2.878%, 7/20/29 (1)	1,429	1,429
OCP
Series 2015-10A, Class A1R, CLO, FRN
3M USD LIBOR + 0.82%, 3.087%, 10/26/27 (1)	1,000	997
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.473%, 10/17/29 (1)	5,000	4,987

		16,976

Equipment Lease Heavy Duty 0.6%

CCG Receivables Trust
Series 2017-1, Class A2
1.84%, 11/14/23 (1)	147	146
CNH Equipment Trust
Series 2016-C, Class A3
1.44%, 12/15/21	188	188
CNH Equipment Trust
Series 2019-A, Class A2
2.96%, 5/16/22	1,500	1,509

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

John Deere Owner Trust
Series 2019-A, Class A3
2.91%, 7/17/23	1,750	1,786
MMAF Equipment Finance
Series 2018-A, Class A2
2.92%, 7/12/21 (1)	456	457
MMAF Equipment Finance
Series 2019-A, Class A2
2.84%, 1/10/22 (1)	2,500	2,520
Volvo Financial Equipment
Series 2017-1A, Class A3
1.92%, 3/15/21 (1)	132	132
Volvo Financial Equipment
Series 2019-1A, Class A2
2.90%, 11/15/21 (1)	1,500	1,507
Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, FRN
1M USD LIBOR + 0.50%, 2.695%, 11/15/22 (1)	220	220
		8,465

Equipment Lease Small 0.5%

Ascentium Equipment Receivables Trust
Series 2016-2A, Class A3
1.65%, 5/10/22 (1)	25	25
Ascentium Equipment Receivables Trust
Series 2017-2A, Class A2
2.00%, 5/11/20 (1)	252	252
Ascentium Equipment Receivables Trust
Series 2018-1A, Class A2
2.92%, 12/10/20 (1)	282	283
Ascentium Equipment Receivables Trust
Series 2018-1A, Class A3
3.21%, 9/11/23 (1)	935	946
Ascentium Equipment Receivables Trust
Series 2019-1A, Class A2
2.84%, 6/10/22 (1)	2,750	2,772
GreatAmerica Leasing Receivables Funding
Series 2016-1, Class C
2.71%, 4/20/23 (1)	1,700	1,698

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (1)	390	391
		6,367

Other Asset-Backed Securities 1.3%

Daimler Trucks Retail Trust
Series 2019-1, Class A3
2.77%, 8/15/22 (1)	2,965	2,996
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	697	696
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1)	2,008	2,015
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1)	152	153
Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (1)	2,641	2,667
MVW Owner Trust
Series 2015-1A, Class A
2.52%, 12/20/32 (1)	395	395
Sierra Timeshare Receivables Funding
Series 2015-2A, Class A
2.43%, 6/20/32 (1)	1,308	1,306
Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	1,941	1,941
Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1)	396	396
Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1)	159	161
Verizon Owner Trust
Series 2016-2A, Class B
2.15%, 5/20/21 (1)	3,000	2,998

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verizon Owner Trust
Series 2017-3A, Class C
2.53%, 4/20/22 (1)	1,000	1,005
Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (1)	1,900	1,935
		18,664

Student Loan 1.9%

Navient Private Education Loan Trust
Series 2018-BA, Class A1, FRN
1M USD LIBOR + 0.35%, 2.545%, 12/15/59 (1)	720	720
Navient Private Education Refi Loan Trust
Series 2018-A, Class A1
2.53%, 2/18/42 (1)	760	761
Navient Private Education Refi Loan Trust
Series 2019-A, Class A1
3.03%, 1/15/43 (1)	2,138	2,157
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A1
2.82%, 2/15/68 (1)	6,985	7,057
Navient Private Education Refi Loan Trust
Series 2019-D, Class A1, FRN
1M USD LIBOR + 0.40%, 2.595%, 12/15/59 (1)	3,126	3,123
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A1
2.39%, 5/15/68 (1)	3,080	3,087
SLM Private Education Loan Trust
Series 2013-A, Class B
2.50%, 3/15/47 (1)	1,069	1,069
SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 2.545%, 3/25/25	637	618
SMB Private Education Loan Trust
Series 2014-A, Class A2A
3.05%, 5/15/26 (1)	1,126	1,134
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 3.695%, 4/15/32 (1)	3,000	3,038

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

SMB Private Education Loan Trust
Series 2015-A, Class A2B, FRN
1M USD LIBOR + 1.00%, 3.195%, 6/15/27 (1)	695	698
SMB Private Education Loan Trust
Series 2018-A, Class A1, FRN
1M USD LIBOR + 0.35%, 2.545%, 3/16/26 (1)	629	629
SMB Private Education Loan Trust
Series 2019-B, Class A1, FRN
1M USD LIBOR + 0.35%, 2.545%, 7/15/26 (1)	2,253	2,250
		26,341

Total Asset-Backed Securities (Cost $254,986)		256,644

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 18.1%

Commercial Mortgage-Backed Securities 0.1%

BANK
Series 2017-BNK8, Class A1
2.122%, 11/15/50	222	223

Citigroup Commercial Mortgage Trust
Series 2015-P1, Class A1
1.648%, 9/15/48	178	178
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A1
1.493%, 1/15/49	91	90
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 2.896%, 1/15/33 (1)	685	683
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A1
1.389%, 9/15/49	249	248
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A1
1.638%, 5/15/48	388	387
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A1
1.342%, 5/15/48	17	16

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class A1
1.441%, 10/15/49	68	68
		1,893
Home Equity Loans Backed 0.1%

Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1)	1,025	1,020
		1,020

Whole Loans Backed 17.9%

Angel Oak Mortgage Trust
Series 2019-3, Class A2, CMO, ARM
3.136%, 5/25/59 (1)	2,588	2,603
Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (1)	1,632	1,642
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1)	3,119	3,172
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1)	3,232	3,287
Angel Oak Mortgage Trust I
Series 2019-1, Class A3, CMO, ARM
4.124%, 11/25/48 (1)	3,232	3,287
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	4,906	4,976
Angel Oak Mortgage Trust I
Series 2019-2, Class A2, CMO, ARM
3.782%, 3/25/49 (1)	2,218	2,249
Angel Oak Mortgage Trust I
Series 2019-2, Class A3, CMO, ARM
3.833%, 3/25/49 (1)	1,774	1,800
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1)	669	682

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1)	947	965
Bayview Opportunity Master Fund IVb Trust
Series 2017-RT2, Class A, CMO, ARM
3.50%, 8/28/57 (1)	630	646
COLT Mortgage Loan Trust
Series 2017-2, Class A1A, CMO, ARM
2.415%, 10/25/47 (1)	467	465
COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (1)	244	244
COLT Mortgage Loan Trust
Series 2018-2, Class A1, CMO, ARM
3.47%, 7/27/48 (1)	910	915
COLT Mortgage Loan Trust
Series 2018-3, Class A2, CMO, ARM
3.763%, 10/26/48 (1)	996	1,004
COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (1)	1,018	1,026
COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (1)	1,702	1,726
COLT Mortgage Loan Trust
Series 2019-1, Class A1, CMO, ARM
3.705%, 3/25/49 (1)	1,421	1,442
COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1)	4,693	4,777
COLT Mortgage Loan Trust
Series 2019-2, Class A2, CMO, ARM
3.439%, 5/25/49 (1)	7,940	8,081
COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (1)	1,764	1,796
COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (1)	3,313	3,330
Connecticut Avenue Securities
Series 2016-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 2.00%, 4.145%, 10/25/28	29	29

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Connecticut Avenue Securities
Series 2016-C04, Class 1M1, CMO, ARM
1M USD LIBOR + 1.45%, 3.595%, 1/25/29	24	24
Connecticut Avenue Securities
Series 2017-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 1.30%, 3.445%, 7/25/29	115	116
Connecticut Avenue Securities
Series 2017-C02, Class 2M1, CMO, ARM
1M USD LIBOR + 1.15%, 3.295%, 9/25/29	359	360
Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 3.095%, 10/25/29	1,848	1,851
Connecticut Avenue Securities
Series 2017-C05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.55%, 2.695%, 1/25/30	127	127
Connecticut Avenue Securities
Series 2017-C06, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 2/25/30	246	246
Connecticut Avenue Securities
Series 2017-C07, Class 2M1, CMO, ARM
1M USD LIBOR + 0.65%, 2.795%, 5/25/30	342	342
Connecticut Avenue Securities
Series 2018-C02, Class 2M1, CMO, ARM
1M USD LIBOR + 0.65%, 2.795%, 8/25/30	159	159
Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 2.825%, 10/25/30	1,160	1,160
Connecticut Avenue Securities
Series 2018-C04, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 12/25/30	546	547
Connecticut Avenue Securities
Series 2018-C05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.72%, 2.865%, 1/25/31	1,506	1,506
Connecticut Avenue Securities
Series 2018-C06, Class 1M1, CMO, ARM
1M USD LIBOR + 0.55%, 2.695%, 3/25/31	779	778
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.995%, 7/25/31 (1)	1,472	1,473
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.995%, 8/25/31 (1)	1,396	1,397

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 9/25/31 (1)	1,489	1,490
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 6/25/39 (1)	2,965	2,965
Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 7/25/39 (1)	1,711	1,711
Deephave Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1)	3,678	3,710
Deephave Residential Mortgage Trust
Series 2019-2A, Class A2, CMO, ARM
3.661%, 4/25/59 (1)	1,775	1,790
Deephave Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (1)	1,646	1,660
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, CMO, ARM
3.485%, 12/26/46 (1)	578	578
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1, CMO, ARM
2.577%, 10/25/47 (1)	255	255
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	613	613
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (1)	1,291	1,304
Deephaven Residential Mortgage Trust
Series 2018-4A, Class A1, CMO, ARM
4.08%, 10/25/58 (1)	3,587	3,628
Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, CMO, ARM
3.743%, 1/25/59 (1)	6,732	6,797
Deephaven Residential Mortgage Trust
Series 2019-1A, Class A2, CMO, ARM
3.897%, 1/25/59 (1)	6,540	6,603
Deephaven Residential Mortgage Trust
Series 2019-1A, Class A3, CMO, ARM
3.948%, 1/25/59 (1)	3,270	3,301

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Deephaven Residential Mortgage Trust
Series 2019-3A, Class A1, CMO, ARM
2.964%, 7/25/59 (1)	4,907	4,930
Freddie Mac Whole Loan Securities Trust
Series 2016-SC02, Class M1, CMO, ARM
3.607%, 10/25/46	1,401	1,415
Galton Funding Mortgage Trust
Series 2018-1, Class A43, CMO, ARM
3.50%, 11/25/57 (1)	557	565
Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	2,970	3,015
Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (1)	4,803	4,826
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	1,118	1,136
Homeward Opportunities Fund I Trust
Series 2019-1, Class A, CMO, ARM
3.556%, 1/25/59 (1)	3,479	3,512
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1)	6,932	6,998
Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (1)	1,548	1,563
Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (1)	3,570	3,575
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, CMO, ARM
3.986%, 11/25/48 (1)	3,842	3,913
New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (1)	2,870	2,917
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1)	3,634	3,682
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (1)	2,186	2,216

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A3, CMO, ARM
3.752%, 4/25/49 (1)	1,810	1,833
OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 3.045%, 7/25/59 (1)	1,809	1,809
Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (1)	783	799
Sequoia Mortgage Trust
Series 2018-CH2, Class A12, CMO, ARM
4.00%, 6/25/48 (1)	2,396	2,426
Sequoia Mortgage Trust
Series 2018-CH4, Class A11, CMO, ARM
4.00%, 10/25/48 (1)	1,804	1,828
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (1)	1,618	1,657
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (1)	7,776	7,794
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	4,992	5,083
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A2, CMO, ARM
3.651%, 2/25/49 (1)	3,594	3,660
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A3, CMO, ARM
3.754%, 2/25/49 (1)	1,797	1,830
Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 10/25/29	337	339
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 3/25/30	731	731
Structured Agency Credit Risk Debt Notes
Series 2017-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 8/25/29	147	147
Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/29	111	111

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2017-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 0.55%, 2.695%, 4/25/30	55	55
Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M1, CMO, ARM
3.98%, 9/25/47 (1)	323	325
Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.595%, 7/25/30	750	748
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 9/25/48 (1)	1,604	1,606
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.845%, 9/25/30	2,309	2,309
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 10/25/48 (1)	4,672	4,675
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 3.395%, 2/25/47 (1)	2,095	2,099
Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M1, CMO, ARM
3.74%, 2/25/48 (1)	430	432
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.817%, 5/25/48 (1)	766	767
Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M1, CMO, ARM
4.16%, 8/25/48 (1)	814	821
Structured Agency Credit Risk Debt Notes
Series 2018-SPI4, Class M1, CMO, ARM
4.459%, 11/25/48 (1)	2,533	2,554
Structured Agency Credit Risk Debt Notes
Series 2019-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 3.045%, 1/25/49 (1)	2,516	2,520
Structured Agency Credit Risk Debt Notes
Series 2019-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 3/25/49 (1)	1,437	1,438
Structured Agency Credit Risk Debt Notes
Series 2019-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.73%, 2.875%, 7/25/49 (1)	2,400	2,400

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 3.045%, 2/25/49 (1)	1,128	1,130
Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.845%, 4/25/49 (1)	1,095	1,095
Structured Agency Credit Risk Debt Notes
Series 2019-HRP1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 2/25/49 (1)	500	500
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	87	88
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	1,156	1,151
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1)	154	154
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	235	236
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1)	391	393
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1)	525	532

Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 2.745%, 2/25/57 (1)	766	763
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	1,141	1,157
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1)	1,608	1,645
Verus Securitization Trust
Series 2018-1, Class A1, CMO, ARM
2.929%, 2/25/48 (1)	438	439
Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	1,218	1,229

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verus Securitization Trust
Series 2018-2, Class A2, CMO, ARM
3.779%, 6/1/58 (1)	631	637
Verus Securitization Trust
Series 2018-2, Class A3, CMO, ARM
3.83%, 6/1/58 (1)	781	788
Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (1)	2,996	3,034
Verus Securitization Trust
Series 2018-3, Class A2, CMO, ARM
4.18%, 10/25/58 (1)	839	850
Verus Securitization Trust
Series 2018-3, Class A3, CMO, ARM
4.282%, 10/25/58 (1)	1,404	1,422
Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (1)	1,527	1,534
Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (1)	1,765	1,801
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	5,275	5,351
Verus Securitization Trust
Series 2019-1, Class A2, CMO, ARM
3.938%, 2/25/59 (1)	5,093	5,166
Verus Securitization Trust
Series 2019-1, Class A3, CMO, ARM
4.04%, 2/25/59 (1)	2,130	2,161
Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 4/25/59 (1)	3,263	3,291
Verus Securitization Trust
Series 2019-2, Class A2, CMO, ARM
3.345%, 4/25/59 (1)	3,708	3,740
Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 4/25/59 (1)	1,854	1,870
Verus Securitization Trust
Series 2019-3, Class A1, CMO, STEP
2.784%, 7/25/59 (1)	2,974	2,980

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	3,592	3,625
Verus Securitization Trust
Series 2019-INV1, Class A2, CMO, ARM
3.504%, 12/25/59 (1)	3,698	3,729
Verus Securitization Trust
Series 2019-INV1, Class A3, CMO, ARM
3.658%, 12/25/59 (1)	1,512	1,524
Verus Securitization Trust
Series 2019-INV1, Class M1, CMO, ARM
4.034%, 12/25/59 (1)	455	463
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	4,320	4,354
		252,526

Total Non-U.S. Government Mortgage-Backed Securities (Cost $253,240)		255,439

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
U.S. Government Agency Obligations 0.1%(3)
Federal Home Loan Mortgage, CMO, ARM
1M USD LIBOR + 0.35%, 2.545%, 2/15/45	492	491
1M USD LIBOR + 0.40%, 2.545%, 1/25/45	398	399
Federal National Mortgage Assn., UMBS, 4.50%, 1/1/27	15	15
		905

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $908)		905

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 3.4%
U.S. Treasury Obligations 3.4%
U.S. Treasury Notes, FRN, 3M UST + 0.043%, 2.003%, 7/31/20	8,000	7,991
U.S. Treasury Notes, FRN, 3M UST + 0.045%, 2.005%,
10/31/20	8,000	7,985

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, FRN, 3M UST + 0.115%, 2.075%, 1/31/21	8,000	7,989
U.S. Treasury Notes, FRN, 3M UST + 0.139%, 2.099%, 4/30/21
(4)	14,100	14,080
U.S. Treasury Notes, FRN, 3M UST + 0.22%, 2.18%, 7/31/21	10,000	9,995
		48,040

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$48,084)		48,040

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.8%
Foreign Government Obligations & Municipalities 1.8%
Japan Treasury Discount Bill, 0.00%, 10/10/19 (JPY)	1,078,000	10,149
Japan Treasury Discount Bill, 0.00%, 11/5/19 (JPY)	1,066,050	10,038
Korea Development Bank, FRN, 3M USD LIBOR + 0.45%,
2.582%, 2/27/20	500	501
Saudi Arabian Oil, 2.75%, 4/16/22 (1)	5,000	5,076
		25,764

Total Foreign Government Obligations & Municipalities (Cost $25,464)		25,764

SHORT-TERM INVESTMENTS 8.8%
CERTIFICATES OF DEPOSIT 0.5%
Yankee 0.5%
Intesa Sanpaolo, 2.79%, 4/6/20 (5)	3,000	3,006
Intesa Sanpaolo, 2.85%, 1/5/21 (5)	3,000	3,013
Swedbank, FRN, 3M USD LIBOR + 0.32%, 2.452%, 8/24/20 (5)	1,000	1,001
		7,020
COMMERCIAL PAPER 8.3%
4(2) 6.9% (6)
Arrow Electronics, 2.605%, 9/18/19	10,000	9,987
Boston Scientific, 2.511%, 10/4/19	7,000	6,984

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
CNH Industrial, 3.095%, 11/5/19	10,000	9,951
Enable Midst Partners, 3.074%, 9/18/19	10,000	9,987
Enable Midst Partners, 3.125%, 9/10/19	10,000	9,992
Encana, 2.565%, 9/23/19	5,000	4,992
Encana, 2.652%, 10/7/19	10,000	9,975
Energy Transfer Partners, 2.551%, 9/3/19	10,750	10,747
Energy Transfer Partners, 2.625%, 9/17/19	5,000	4,994
Ford Motor Credit, 3.253%, 7/27/20	5,000	4,854
Plains All American Pipeline, 2.551%, 9/5/19	4,600	4,598
Syngenta Wilmington, 3.375%, 10/8/19	10,000	9,973
		97,034
Non-4(2) 1.4%
Baptist Memorial Health Care, TECP, 2.75%, 12/3/19	10,000	10,000
Baptist Memorial Health Care, TECP, 3.05%, 10/16/19	10,500	10,504
		20,504
		117,538

Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 2.15% (7)(8)			1	1
				1
Total Short-Term Investments (Cost $124,524)				124,559

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty	Description	Contracts	Notional Amount	$ Value
	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	CDX.NA.IG-S32, 5 Year Index,
	6/20/24), Pay 1.00% Quarterly,
	Receive upon credit default, 9/18/19
Citibank	@0.90%* (9)	1	25,000	1
Total OTC Options Purchased (Cost $5)				1
Total Options Purchased (Cost $5)				1

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

Total Investments in Securities 99.4%
(Cost $1,395,994)	$1,403,753
Other Assets Less Liabilities 0.6%	7,772
Net Assets 100.0%	$1,411,525

‡	Par/Shares and Notional Amounts are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $602,726 and represents 42.7% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(4)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(6)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $97,034 and represents 6.9% of net assets.
(7)	Seven-day yield
(8)	Affiliated Companies
(9)	Non-income producing
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
3M UST	Three month U.S. Treasury bill yield
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
OTC	Over-the-counter
SOFR	Secured overnight financing rate
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP	Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund's shareholders.
UMBS	Uniform Mortgage-Backed Securities

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description	Contracts	Notional Amount	$ Value
U.S. Treasury Notes 2 year futures contracts, Call,
9/20/19 @ $108.13	150	32,417	(40)
U.S. Treasury Notes 2 year futures contracts, Call,
9/20/19 @ $107.75	150	32,417	(106)
U.S. Treasury Notes 2 year futures contracts, Put,
9/20/19 @ $107.75	150	32,418	(14)
U.S. Treasury Notes 2 year futures contracts, Put,
10/25/19 @ $107.50	100	21,612	(9)
Total Exchange-Traded Options Written (Premiums $(139))			(169)

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

(Amounts in 000s, except for contracts)

OTC Options Written (0.0)%

Counterparty	Description	Contracts	Notional Amount	$ Value
	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	CDX.NA.IG-S32, 5 Year Index,
	6/20/24), Pay 1.00% Quarterly,
	Receive upon credit default, 9/18/19
Citibank	@0.70%*	1	50,000	(8)
	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	CDX.NA.IG-S32, 5 Year Index,
	6/20/24), Pay 1.00% Quarterly,
	Receive upon credit default, 9/18/19
Citibank	@0.65%*	1	25,000	(7)
	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit CDX.NA.IG-
	S32, 5 Year Index, 6/20/24), Receive
	1.00% Quarterly, Pay upon credit
Credit Suisse	default, 9/18/19 @ 0.53%*	1	25,000	(17)
	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit CDX.NA.IG-
	S32, 5 Year Index, 6/20/24), Receive
	1.00% Quarterly, Pay upon credit
Citibank	default, 9/18/19 @ 0.50%*	1	50,000	(15)
	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit CDX.NA.IG-
	S32, 5 Year Index, 6/20/24), Receive
JPMorgan	1.00% Quarterly, Pay upon credit
Chase	default, 10/16/19 @ 0.50%*	1	25,000	(17)
	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit CDX.NA.IG-
	S32, 5 Year Index, 6/20/24), Receive
	1.00% Quarterly, Pay upon credit
Citibank	default, 10/16/19 @ 0.48%*	1	50,000	(19)
Total OTC Options Written (Premiums $(113))				(83)
Total Options Written (Premiums $(252))				(252

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

(Amounts In 000s)
SWAPS (0.1)%

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit:
CDX.IG.CDSI-S32, 5 Year Index), Pay 1.00%,
Quarterly, Receive upon credit default, 6/20/24	25,000	(577)	(401)	(176)
Total Centrally Cleared Swaps			(401)	(176)
Net payments (receipts) of variation margin to date				180

Variation margin receivable (payable) on centrally cleared swaps				4

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
HSBC Bank	10/10/19	USD	10,014	JPY	1,078,000	$(163)
UBS Investment Bank	11/5/19	USD	10,095	JPY	1,066,050	12
Net unrealized gain (loss) on open forward
currency exchange contracts						$(151)

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized		Investment
Affiliate		(Loss)	Gain/Loss		Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$	—+

Supplementary Investment Schedule
	Value	Purchase	Sales		Value
Affiliate	5/31/19	Cost	Cost		8/31/19
T. Rowe Price Government
Reserve Fund	$1	¤	¤$		1^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND
Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Ultra Short-Term Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value

The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs

The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

($000s)	Level 1	Level 2		Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$1,279,193	$	— $	1,279,193
Short-Term Investments	1	124,558		—	124,559
Options Purchased	—	1		—	1
Total Securities	1	1,403,752		—	1,403,753
Swaps	—	4		—	4
Forward Currency Exchange Contracts	—	12		—	12
Total	$1	$1,403,768	$	— $	1,403,769
Liabilities
Options Written	$169	$83	$	— $	252
Forward Currency Exchange Contracts	—	163		—	163
Total	$169	$246	$	— $	415

1 Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-
U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities, U.S.
Government Agency Obligations (Excluding Mortgage-Backed).